Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	OHIO VALLEY BANC CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	4,029,439
Entity Public Float	$ 0
Amendment Flag	false
Entity Central Index Key	0000894671
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and noninterest-bearing deposits with banks	$ 10,617	$ 8,914
Interest-bearing deposits with banks	35,034	42,716
Total cash and cash equivalents	45,651	51,630
Securities available for sale	94,965	85,670
Securities held to maturity (estimated fair value: 2012 - $24,624; 2011 - $22,847)	23,511	22,848
Federal Home Loan Bank stock	6,281	6,281
Total loans	558,288	598,308
Less: Allowance for loan losses	(6,905)	(7,344)
Net loans	551,383	590,964
Premises and equipment, net	8,680	9,216
Other real estate owned	3,667	4,256
Accrued interest receivable	2,057	2,872
Goodwill	1,267	1,267
Bank owned life insurance and annuity assets	25,056	23,097
Other assets	6,705	6,076
Total assets	769,223	804,177
Liabilities
Noninterest-bearing deposits	139,526	138,143
Interest-bearing deposits	515,538	549,743
Total deposits	655,064	687,886
Other borrowed funds	14,285	20,296
Subordinated debentures	13,500	13,500
Accrued liabilities	10,554	10,652
Total liabilities	693,403	732,334
Commitments and Contingent Liabilities (See Note J)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2012 - 4,721,943 shares issued; 2011 - 4,686,295 shares issued)	4,722	4,686
Additional paid-in capital	34,109	33,473
Retained earnings	51,094	48,435
Accumulated other comprehensive income	1,607	961
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	75,820	71,843
Total liabilities and shareholders’ equity	$ 769,223	$ 804,177

Consolidated Statements of Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities held to maturity, fair value (in Dollars)	$ 24,624	$ 22,847
Common stock par value (in Dollars per share)	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,721,943	4,686,295
Treasury stock, shares	659,739	659,739

Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans, including fees	$ 36,329	$ 41,263	$ 43,462
Taxable	1,608	1,776	2,187
Tax exempt	590	571	497
Dividends	279	267	275
Other interest	195	163	93
	39,001	44,040	46,514
Interest expense:
Deposits	5,064	8,436	11,053
Other borrowed funds	493	644	1,405
Subordinated debentures	789	1,089	1,089
	6,346	10,169	13,547
Net interest income	32,655	33,871	32,967
Provision for loan losses	1,583	4,896	5,871
Net interest income after provision for loan losses	31,072	28,975	27,096
Noninterest income:
Service charges on deposit accounts	1,831	2,218	2,202
Trust fees	199	215	233
Income from bank owned life insurance and annuity assets	782	725	741
Mortgage banking income	626	386	362
Electronic refund check / deposit fees	2,289	2,559	780
Debit/credit card interchange income	1,700	1,387	998
Net loss on other real estate owned	(331)	(1,266)
Other	1,206	956	1,015
	8,483	7,222	6,154
Noninterest expense:
Salaries and employee benefits	17,418	16,650	15,647
Occupancy	1,565	1,585	1,609
Furniture and equipment	954	1,143	1,214
Corporation franchise tax	780	744	745
FDIC insurance	755	1,029	1,061
Data processing	1,021	891	685
Foreclosed assets	446	650	67
Other	6,802	5,607	5,615
	29,741	28,299	26,643
Income before income taxes	9,814	7,898	6,607
Provision for income taxes	2,762	2,063	1,511
NET INCOME	7,052	5,835	5,096
Change in unrealized gains/losses on securities	979	1,127	(693)
Income tax effect	(333)	(383)	236
Net of tax	646	744	(457)
Comprehensive income	7,698	6,579	4,639
Earnings per share (in Dollars per share)	$ 1.75	$ 1.46	$ 1.28
Other Real Estate Owned [Member]
Noninterest income:
Net loss on other real estate owned	$ (150)	$ (1,224)	$ (177)

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2009	$ 4,644	$ 32,704	$ 44,211	$ 674	$ (15,712)	$ 66,521
Net income			5,096			5,096
Other comprehensive income (loss), net				(457)		(457)
Common stock issued to ESOP	16	299				315
Cash dividends			(3,347)			(3,347)
Balances at Dec. 31, 2010	4,660	33,003	45,960	217	(15,712)	68,128
Net income			5,835			5,835
Other comprehensive income (loss), net				744		744
Common stock issued to ESOP	26	470				496
Cash dividends			(3,360)			(3,360)
Balances at Dec. 31, 2011	4,686	33,473	48,435	961	(15,712)	71,843
Net income			7,052			7,052
Other comprehensive income (loss), net				646		646
Common stock issued to ESOP	33	584				617
Common stock issued through dividend reinvestment, 2,883 shares	3	52				55
Cash dividends			(4,393)			(4,393)
Balances at Dec. 31, 2012	$ 4,722	$ 34,109	$ 51,094	$ 1,607	$ (15,712)	$ 75,820

Consolidated Statements Of Changes In Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued	32,765	26,500	16,047
Cash dividends per share (in Dollars per share)	$ 1.09	$ 0.84	$ 0.84
Common stock issued through dividend reinvestment	2,883
Common Stock [Member]
Common stock, shares issued	32,765	26,500	16,047
Cash dividends per share (in Dollars per share)	$ 1.09	$ 0.84	$ 0.84
Common stock issued through dividend reinvestment	2,883

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 7,052	$ 5,835	$ 5,096
Depreciation	973	971	1,067
Net amortization of securities	1,483	1,059	666
Proceeds from sale of loans in secondary market	29,573	13,637	16,825
Loans disbursed for sale in secondary market	(28,947)	(13,251)	(16,463)
Amortization of mortgage servicing rights	179	121	122
(Recovery) impairment of mortgage servicing rights	(21)	(33)	30
Gain on sale of loans	(784)	(474)	(514)
Deferred tax (benefit) expense	(206)	340	(462)
Provision for loan losses	1,583	4,896	5,871
Common stock issued to ESOP	617	496	315
Earnings on bank owned life insurance and annuity assets	(782)	(725)	(741)
(Gain) loss on other real estate owned	(181)	(42)	177
Write-down of other real estate owned	331	1,266
Change in accrued interest receivable	815	(168)	192
Change in accrued liabilities	(98)	1,397	(718)
Change in other assets	(756)	857	866
Net cash provided by operating activities	10,831	16,182	12,329
Cash flows from investing activities:
Proceeds from maturities of securities available for sale	33,696	43,193	65,698
Purchases of securities available for sale	(43,436)	(43,007)	(69,014)
Proceeds from maturities of securities held to maturity	2,213	1,449	3,523
Purchases of securities held to maturity	(2,935)	(2,068)	(9,126)
Net change in loans	36,731	34,243	4,829
Proceeds from sale of other real estate owned	1,706	756	1,511
Purchases of premises and equipment	(437)	(449)	(673)
Purchases of bank owned life insurance and annuity assets	(1,177)	(2,611)	(286)
Net cash provided by (used in) investing activities	26,361	31,506	(3,538)
Cash flows from financing activities:
Change in deposits	(32,822)	(6,895)	47,137
Proceeds from common stock through dividend reinvestment	55
Cash dividends	(4,393)	(3,360)	(3,347)
Change in securities sold under agreements to repurchase		(38,107)	6,466
Proceeds from Federal Home Loan Bank borrowings	2,000	703	11,475
Repayment of Federal Home Loan Bank borrowings	(7,789)	(7,562)	(26,278)
Change in other short-term borrowings	(222)	(588)	(163)
Net cash provided by (used in) financing activities	(43,171)	(55,809)	35,290
Cash and cash equivalents:
Change in cash and cash equivalents	(5,979)	(8,121)	44,081
Cash and cash equivalents at beginning of year	51,630	59,751	15,670
Cash and cash equivalents at end of year	45,651	51,630	59,751
Supplemental disclosure:
Cash paid for interest	6,863	10,875	15,022
Cash paid for income taxes	4,033	445	2,016
Transfers from loans to other real estate owned	1,267	1,833	522
Other real estate owned sales financed by the Bank	$ 1,133	$ 344	$ 159

Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note A - Summary of Significant Accounting Policies

Description of Business:  Ohio Valley Banc Corp. (”Ohio Valley”) is a financial holding company registered under the Bank Holding Company Act of 1956.  Ohio Valley has one banking subsidiary, The Ohio Valley Bank Company (the ”Bank”), as well as a subsidiary that engages in consumer lending to individuals with higher credit risk history, Loan Central, Inc., and a subsidiary insurance agency that facilitates the receipts of insurance commissions, Ohio Valley Financial Services Agency, LLC.  Ohio Valley and its subsidiaries are collectively referred to as the “Company”.

The Company provides a full range of commercial and retail banking services from 22 offices located in southeastern Ohio and western West Virginia.  It accepts deposits in checking, savings, time and money market accounts and makes personal, commercial, floor plan, student, construction and real estate loans.  Substantially all loans are secured by specific items of collateral, including business assets, consumer assets, and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from business operations. The Company also offers safe deposit boxes, wire transfers and other standard banking products and services.  The Bank’s deposits are insured by the Federal Deposit Insurance Corporation.  In addition to accepting deposits and making loans, the Bank invests in U. S. Government and agency obligations, interest-bearing deposits in other financial institutions and investments permitted by applicable law.

The Bank’s trust department provides a wide variety of fiduciary services for trusts, estates and benefit plans and also provides investment and security services as an agent for its customers.

Principles of Consolidation: The consolidated financial statements include the accounts of Ohio Valley and its wholly-owned subsidiaries, the Bank, Loan Central, Inc., a consumer finance company, and Ohio Valley Financial Services Agency, LLC, an insurance agency.   All material intercompany accounts and transactions have been eliminated.

Industry Segment Information:  Internal financial information is primarily reported and aggregated in two lines of business, banking and consumer finance.

Use of Estimates in the Preparation of Financial Statements: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Areas involving the use of management’s estimates and assumptions that are more susceptible to change in the near term involve the allowance for loan losses, mortgage servicing rights, deferred tax assets, the fair value of certain securities, the fair value of financial instruments and the determination and carrying value of impaired loans and other real estate owned.

Cash and Cash Equivalents: Cash and cash equivalents include cash on hand, interest and noninterest-bearing deposits with banks and federal funds sold. Generally, federal funds are purchased and sold for one-day periods. The Company reports net cash flows for customer loan transactions, deposit transactions, short-term borrowings and interest-bearing deposits with other financial institutions.

Securities: The Company classifies securities into held to maturity and available for sale categories. Held to maturity securities are those which the Company has the positive intent and ability to hold to maturity and are reported at amortized cost. Securities classified as available for sale include securities that could be sold for liquidity, investment management or similar reasons even if there is not a present intention of such a sale. Available for sale securities are reported at fair value, with unrealized gains or losses included in other comprehensive income, net of tax.

Premium amortization is deducted from, and discount accretion is added to, interest income on securities using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses are recognized upon the sale of specific identified securities on the completed trade date.

Other-Than-Temporary-Impairments of Securities:  In determining an other-than-temporary-impairment (“OTTI”), management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an OTTI decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When an OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

Federal Home Loan Bank (”FHLB”) Stock:  The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the Bank’s level of borrowings from the FHLB and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Interest income is reported on an accrual basis using the interest method and includes amortization of net deferred loan fees and costs over the loan term using the level yield method without anticipating prepayments.  The amount of the Company’s recorded investment is not materially different than the amount of unpaid principal balance for loans.

Interest income is discontinued and the loan moved to non-accrual status when full loan repayment is in doubt, typically when the loan is impaired or payments are past due 90 days or over unless the loan is well-secured or in process of collection. Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due 90 days or over and still accruing include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Impaired loans generally consist of loans with balances of $200 or more on nonaccrual status or nonperforming in nature.  Loans for which the terms have been modified and for which the borrower is experiencing financial difficulties are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and reasons for the delay, the borrower’s prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans are individually evaluated for impairment.  If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Smaller balance homogeneous loans, such as consumer and most residential real estate, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosure.  Troubled debt restructurings are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and impaired loans that are not individually reviewed for impairment and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent 3 years.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  The following portfolio segments have been identified:  Commercial and Industrial, Commercial Real Estate, Residential Real Estate, and Consumer.

Commercial and industrial loans consist of borrowings for commercial purposes to individuals, corporations, partnerships, sole proprietorships, and other business enterprises.  Commercial and industrial loans are generally secured by business assets such as equipment, accounts receivable, inventory, or any other asset excluding real estate and generally made to finance capital expenditures or operations.  The Company’s risk exposure is related to deterioration in the value of collateral securing the loan should foreclosure become necessary.  Generally, business assets used or produced in operations do not maintain their value upon foreclosure which may require the Company to write-down the value significantly to sell.

Commercial real estate consists of nonfarm, nonresidential loans secured by owner-occupied and nonowner-occupied commercial real estate as well as commercial construction loans.  An owner-occupied loan relates to a borrower purchased building or space for which the repayment of principal is dependent upon cash flows from the ongoing business operations conducted by the party, or an affiliate of the party, who owns the property.  Owner-occupied loans that are dependent on cash flows from operations can be adversely affected by current market conditions for their product or service.  A nonowner-occupied loan is a property loan for which the repayment of principal is dependent upon rental income associated with the property or the subsequent sale of the property.  Nonowner-occupied loans that are dependent upon rental income are primarily impacted by local economic conditions which dictate occupancy rates and the amount of rent charged.  Commercial construction loans consist of borrowings to purchase and develop raw land into 1-4 family residential properties.  Construction loans are extended to individuals as well as corporations for the construction of an individual or multiple properties and are secured by raw land and the subsequent improvements.  Repayment of the loans to real estate developers is dependent upon the sale of properties to third parties in a timely fashion upon completion.  Should there be delays in construction or a downturn in the market for those properties, there may be significant erosion in value which may be absorbed by the Company.

Residential real estate loans consist of loans to individuals for the purchase of 1-4 family primary residences with repayment primarily through wage or other income sources of the individual borrower.  The Company’s loss exposure to these loans is dependent on local market conditions for residential properties as loan amounts are determined, in part, by the fair value of the property at origination.

Consumer loans are comprised of loans to individuals secured by automobiles, open-end home equity loans and other loans to individuals for household, family, and other personal expenditures, both secured and unsecured.  These loans typically have maturities of 5 years or less with repayment dependent on individual wages and income.  The risk of loss on consumer loans is elevated as the collateral securing these loans, if any, rapidly depreciate in value or may be worthless and/or difficult to locate if repossession is necessary.  The Company has allocated the highest percentage of its allowance for loan losses as a percentage of loans to the other identified loan portfolio segments due to the larger dollar balances associated with such portfolios.

At December 31, 2012, there were no changes to the accounting policies or methodologies within any of the Company’s loan portfolio segments from the prior period.

Concentrations of Credit Risk:  The Company grants residential, consumer and commercial loans to customers located primarily in the southeastern Ohio and western West Virginia areas.

The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2012	2011
Residential real estate loans	40.49%	39.86%
Commercial real estate loans	31.35%	34.67%
Consumer loans	17.91%	17.92%
Commercial and industrial loans	10.25%	7.55%
	100.00%	100.00%

Approximately 4.87% of total loans are unsecured.

The Bank, in the normal course of its operations, conducts business with correspondent financial institutions. Balances in correspondent accounts, investments in federal funds, certificates of deposit and other short-term securities are closely monitored to ensure that prudent levels of credit and liquidity risks are maintained.  At December 31, 2012, the Bank’s primary correspondent balance was $34,383 on deposit at the Federal Reserve Bank, Cleveland, Ohio.

Premises and Equipment:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation, which is computed using the straight-line or declining balance methods over the estimated useful life of the owned asset and, for leasehold improvement, over the remaining term of the leased facility, whichever is shorter. The useful lives range from 3 to 8 years for equipment, furniture and fixtures and 7 to 39 years for buildings and improvements.

Foreclosed assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed. Foreclosed assets totaled $3,667 and $4,256 at December 31, 2012 and 2011.

Goodwill:  Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired.  Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected December 31, 2012 as the date to perform the annual impairment test.  Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Long-term Assets:  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Mortgage Servicing Rights:  A mortgage servicing right (“MSR”) is a contractual agreement where the right to service a mortgage loan is sold by the original lender to another party. When the Company sells mortgage loans to the secondary market, it retains the servicing rights to these loans. The Company’s MSR is recognized separately when acquired through sales of loans and is initially recorded at fair value with the income statement effect recorded in mortgage banking income. Subsequently, the MSR is then amortized in proportion to and over the period of estimated future servicing income of the underlying loan. The MSR is then evaluated for impairment periodically based upon the fair value of the rights as compared to the carrying amount, with any impairment being recognized through a valuation allowance. Fair value of the MSR is based on market prices for comparable mortgage servicing contracts. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income.  At December 31, 2012 and 2011, the Company’s MSR asset portfolio was  $450 and $430, respectively.

Earnings Per Share:  Earnings per share is based on net income divided by the following weighted average number of common shares outstanding during the periods: 4,030,322 for 2012; 4,001,435 for 2011; 3,984,229 for 2010.  Ohio Valley had no dilutive securities outstanding for any period presented.

Income Taxes: Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is ”more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the ”more likely than not” test, no tax benefit is recorded.  The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity, net of tax.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Bank Owned Life Insurance and Annuity Assets:  The Company has purchased life insurance policies on certain key executives.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. The Company also purchased an annuity investment for a certain key executive that earns interest.

Employee Stock Ownership Plan: Compensation expense is based on the market price of shares as they are committed to be allocated to participant accounts.

Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  These financial instruments are recorded when they are funded.  See Note J for more specific disclosure related to loan commitments.

Dividend Restrictions:  Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to Ohio Valley or by Ohio Valley to its shareholders.   See Note N for more specific disclosure related to dividend restrictions.

Restrictions on Cash:  Cash on hand or on deposit with Fifth Third Bank and the Federal Reserve Bank of $37,964 and $44,018 was required to meet regulatory reserve and clearing requirements at year-end 2012 and 2011.  The balances at Fifth Third Bank do not earn interest.

Derivatives:  At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company’s intentions and belief as to likely effectiveness as a hedge.  These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (3) an instrument with no hedging designation (“stand-alone derivative”).

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged.  Net cash settlements on derivatives that do not qualify for hedge accounting are reported in noninterest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

At December 31, 2012 and 2011, the Company’s only derivatives on hand were interest rate swaps, which are classified as stand-alone derivatives.  See Note F for more specific disclosures related to interest rate swaps.

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note M.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassifications: The consolidated financial statements for 2011 and 2010 have been reclassified to conform with the presentation for 2012.  These reclassifications had no effect on the net results of operations or shareholders’ equity.

Adoption of New Accounting Standards:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-4, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  Some amendments in this update clarify the FASB’s intent about the application of existing fair value measurement requirements.  Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  The amendments in this update are effective during interim and annual reporting periods beginning after December 15, 2011.  The Company complied with the revised disclosure requirements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-5, “Comprehensive Income (Topic 220), Presentation of Comprehensive Income.”  This update amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and retrospective application is required.  The Company complied with the revised disclosure requirements.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, “Intangibles —Goodwill and Other (Topic 350), Testing Goodwill for Impairment.”  The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The more-likely-than-not threshold is defined as having a likelihood of more than fifty percent.  The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The effect of adopting this new guidance did not have a material effect on the Company’s financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  This update defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately within their respective components of net income and other comprehensive income.  As such, the amendments in this update supersede only those paragraphs in Accounting Standards Update No. 2011-05 that pertain to how and where reclassification adjustments are presented.  The amendments were effective at the same time as the amendments in Accounting Standards Update 2011-05.  The Company complied with the revised disclosure requirements.

Note 2 - Securities	12 Months Ended
Dec. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note B - Securities

The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2012 and 2011 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2012
U.S. Government sponsored entity securities	$1,009	$3	-	$1,012
Agency mortgage-backed securities, residential	91,521	2,432	-	93,953
Total securities	$92,530	$2,435	-	$94,965

December 31, 2011
U.S. Treasury securities	$5,510	$3	$-	$5,513
U.S. Government sponsored entity securities	2,501	58	-	2,559
Agency mortgage-backed securities, residential	76,203	1,407	(12)	77,598
Total securities	$84,214	$1,468	$(12)	$85,670

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2012
Obligations of states and political subdivisions	$23,494	$1,178	$(65)	$24,607
Agency mortgage-backed securities, residential	17	-	-	17
Total securities	$23,511	$1,178	$(65)	$24,624

December 31, 2011
Obligations of states and political subdivisions	$22,825	$558	$(559)	$22,824
Agency mortgage-backed securities, residential	23	-	-	23
Total securities	$22,848	$558	$(559)	$22,847

At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

There were no sales of debt securities during 2012, 2011 and 2010.

Securities with a carrying value of approximately $72,471 at December 31, 2012 and $46,683 at December 31, 2011 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	-	-	-	-
Due in one to five years	$1,009	$1,012	$4,529	$4,684
Due in five to ten years	-	-	10,959	11,579
Due after ten years	-	-	8,006	8,344
Agency mortgage-backed securities, residential	91,521	93,953	17	17
Total debt securities	$92,530	$94,965	$23,511	$24,624

The following table summarizes securities with unrealized losses at December 31, 2012 and December 31, 2011, aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 2012	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$2,018	$(63)	$260	$(2)	$2,278	$(65)
Total held to maturity	$2,018	$(63)	$260	$(2)	$2,278	$(65)

December 31, 2011	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Agency mortgage-backed securities, residential	$7,621	$(12)	$-	$-	$7,621	$(12)
Total available for sale	$7,621	$(12)	$-	$-	$7,621	$(12)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$664	$(21)	$3,557	$(538)	$4,221	$(559)
Total held to maturity	$664	$(21)	$3,557	$(538)	$4,221	$(559)

     Unrealized losses on the Company’s debt securities have not been recognized into income because the issuers’ securities are of high credit quality and management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at December 31, 2012 and 2011 represents an other-than-temporary impairment.

Note 3 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note C - Loans and Allowance for Loan Losses

Loans are comprised of the following at December 31:

	2012	2011
Residential real estate	$226,022	$238,490
Commercial real estate:
Owner-occupied	104,842	129,364
Nonowner-occupied	52,792	56,620
Construction	17,376	21,471
Commercial and industrial	57,239	45,200
Consumer:
Automobile	41,168	45,702
Home equity	18,332	20,507
Other	40,517	40,954
	558,288	598,308
Less: Allowance for loan losses	6,905	7,344

Loans, net	$551,383	$590,964

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2012 and 2011:

December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,367	(1,381)	202	1,583
Loans charged off	(1,066)	(1,949)	(499)	(1,622)	(5,136)
Recoveries	140	35	2,027	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,051	$3,083	$3,795	$1,457	$9,386
Provision for loan losses	2,642	932	439	883	4,896
Loans charged off	(2,034)	(1,913)	(4,725)	(1,750)	(10,422)
Recoveries	201	1,391	1,127	765	3,484
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Activity in the allowance for loan losses was as follows:

2010
Allowance for loan losses:
Beginning balance	$8,198
Provision for loan losses	5,871
Loans charged off	(5,879)
Recoveries	1,196
Total ending allowance balance	$9,386

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$128	$1,979	$-	$-	$2,107
Collectively evaluated for impairment	1,201	1,967	783	847	4,798
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

Loans:
Loans individually evaluated for impairment	$827	$16,354	$-	$220	$17,401
Loans collectively evaluated for impairment	225,195	158,656	57,239	99,797	540,887
Total ending loans balance	$226,022	$175,010	$57,239	$100,017	$558,288

December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$130	$525	$-	$-	$655
Collectively evaluated for impairment	1,730	2,968	636	1,355	6,689
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Loans:
Loans individually evaluated for impairment	$1,505	$9,733	$334	$-	$11,572
Loans collectively evaluated for impairment	236,985	197,722	44,866	107,163	586,736
Total ending loans balance	$238,490	$207,455	$45,200	$107,163	$598,308

The following table presents information related to loans individually evaluated for impairment by class of loans as of the year ended December 31, 2012 and December 31, 2011:

December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$619	$407	$-	$493	$-	$-
Commercial real estate:
Owner-occupied	5,528	5,528	-	4,729	338	338
Nonowner-occupied	10,085	8,847	-	4,767	456	456
Commercial and industrial	426	-	-	-	-	-
Consumer:
Home equity	220	220	-	176	9	9

With an allowance recorded:
Residential real estate	420	420	128	420	23	23
Commercial real estate:
Nonowner-occupied	1,979	1,979	1,979	1,132	38	38

Total	$19,277	$17,401	$2,107	$11,717	$864	$864

December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$1,136	$1,085	$-	$748	$36	$31
Commercial real estate:
Owner-occupied	2,774	2,531	-	2,418	207	309
Nonowner-occupied	4,131	4,131	-	4,339	174	57
Commercial and industrial	614	334	-	483	40	40

With an allowance recorded:
Residential real estate	420	420	130	84	27	22
Commercial real estate:
Nonowner-occupied	2,396	2,396	437	2,414	128	118
Construction	675	675	88	677	35	31

Total	$12,146	$11,572	$655	$11,163	$647	$608

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

The following table presents information for impaired loans as of December 31:

2010

Average of individually impaired loans during year	$24,589
Interest income recognized during impairment	$1,158
Cash basis interest income recognized	$1,083

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2012 and 2011:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2012
Residential real estate	$341	$2,533
Commercial real estate:
Owner-occupied	-	675
Nonowner-occupied	-	352
Consumer:
Automobile	11	4
Home equity	-	62
Other	7	-

Total	$359	$3,626

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2011
Residential real estate	$439	$2,536
Commercial real estate:
Owner-occupied	-	125
Consumer:
Automobile	13	12
Home equity	-	5
Other	7	-

Total	$459	$2,678

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2012 and 2011:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,525	$1,033	$2,797	$9,355	$216,667	$226,022
Commercial real estate:
Owner-occupied	753	111	675	1,539	103,303	104,842
Nonowner-occupied	–	–	352	352	52,440	52,792
Construction	–	–	–	–	17,376	17,376
Commercial and industrial	202	–	–	202	57,037	57,239
Consumer:
Automobile	905	138	13	1,056	40,112	41,168
Home equity	112	37	62	211	18,121	18,332
Other	1,066	162	7	1,235	39,282	40,517

Total	$8,563	$1,481	$3,906	$13,950	$544,338	$558,288

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,731	$1,144	$2,975	$7,850	$230,640	$238,490
Commercial real estate:
Owner-occupied	182	-	125	307	129,057	129,364
Nonowner-occupied	-	232	-	232	56,388	56,620
Construction	204	-	-	204	21,267	21,471
Commercial and industrial	171	14	-	185	45,015	45,200
Consumer:
Automobile	864	110	13	987	44,715	45,702
Home equity	75	76	5	156	20,351	20,507
Other	506	162	7	675	40,279	40,954

Total	$5,733	$1,738	$3,125	$10,596	$587,712	$598,308

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDR’s are considered to be impaired.   The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of December 31, 2012 and December 31, 2011:

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2012
Residential real estate
Interest only payments	$-	$180	$180
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	-	675	675
Rate reduction	440	-	440
Maturity extension at lower stated rate than market rate	191	-	191
Reduction of principal and interest payments	4,222	-	4,222
Nonowner-occupied
Interest only payments	9,856	300	10,156
Reduction of principal and interest payments	670	-	670

Total TDR’s	$15,799	$1,155	$16,954

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2011
Residential real estate
Interest only payments	$-	$283	$283
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	680	-	680
Rate reduction	449	-	449
Maturity extension at lower stated rate than market rate	219	-	219
Nonowner-occupied
Interest only payments	6,296	-	6,296
Construction
Interest only payments	674	-	674
Commercial and industrial
Interest only payments	334	-	334

Total TDR’s	$9,072	$283	$9,355

The troubled debt restructurings described above increased the allowance for loan losses by $2,169 and $33, resulted in charge-offs of $536 and $271 during the years ended December 31, 2012 and 2011.

At December 31, 2012, the balance in TDR loans increased $7,599, or 81.2%, from year-end 2011. This was largely impacted by the modification of two commercial real estate loans totaling $10,206. During the first quarter of 2012, the contractual terms of one commercial real estate loan totaling $4,222 were adjusted, reducing principal and interest payments that created a concession to the borrower. During the fourth quarter of 2012, the contractual terms of one commercial real estate loan totaling $5,984 were adjusted to permit short-term, interest-only payments that created a concession to the borrower. At December 31, 2012 and December 31, 2011, 93% and 97% of the Company’s TDR’s were performing according to their modified terms, respectively. The Company allocated $2,107 and $655 in reserves to customers whose loan terms have been modified in TDR’s as of December 31, 2012 and December 31, 2011, respectively. At December 31, 2012, the Company had $109 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s, as compared to $81 at December 31, 2011.

The following table presents the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the year ended December 31, 2012 and 2011:

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2012
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$4,266	$4,222	-	-
Nonowner-occupied
Interest only payments	5,984	5,984	-	-
Reduction of principal and interest payments	686	671	-	-

Total TDR’s	$10,936	$10,877	-	-

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2011
Commercial real estate:
Owner-occupied
Rate reduction	$959	$868	-	-
Maturity extension at lower stated rate than market rate	226	219	-	-
Nonowner-occupied
Interest only payments	400	400	-	-

Total TDR’s	$1,585	$1,487	-	-

All of the Company’s TDR’s that occurred during the years ended December 31, 2012 and 2011 were performing in accordance with their modified term. Furthermore, there were no TDR’s described above at December 31, 2012 and 2011 that experienced any payment defaults within twelve months following the loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The TDR’s described above during the year ended December 31, 2012 had no impact on the allowance for losses or charge-offs. The TDR’s described above during the year ended December 31, 2011 increased the allowance for loan losses by $544 and resulted in charge-offs of $414. The Company had no specific allocations reserved to customers whose loan terms have been modified during the year ended December 31, 2012. The Company had allocated $130 of reserves to customers whose loan terms have been modified during the year ended December 31, 2011.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 10. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 10. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $500.

The Company uses the following definitions for its criticized loan risk ratings:

Special Mention (Loan Grade 8). Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.

The Company uses the following definitions for its classified loan risk ratings:

Substandard (Loan Grade 9). Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation considered likely to satisfy debt.

Doubtful (Loan Grade 10). Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date. As of December 31, 2012 and December 31, 2011, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2012	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$87,614	$14,057	$3,171	$104,842
Nonowner-occupied	39,627	2,171	10,994	52,792
Construction	16,276	-	1,100	17,376
Commercial and industrial	47,226	4,793	5,220	57,239
Total	$190,743	$21,021	$20,485	$232,249

December 31, 2011	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$103,743	$15,030	$10,591	$129,364
Nonowner-occupied	30,375	12,815	13,430	56,620
Construction	19,519	-	1,952	21,471
Commercial and industrial	36,633	3,250	5,317	45,200
Total	$190,270	$31,095	$31,290	$252,655

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but are not updated. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2012 and December 31, 2011:

	Consumer
December 31, 2012	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$41,153	$18,270	$40,510	$223,148	$323,081
Nonperforming	15	62	7	2,874	2,958
Total	$41,168	$18,332	$40,517	$226,022	$326,039

	Consumer
December 31, 2011	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$45,677	$20,502	$40,947	$235,515	$342,641
Nonperforming	25	5	7	2,975	3,012
Total	$45,702	$20,507	$40,954	$238,490	$345,653

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the  southeastern area of Ohio as well as the western counties of West Virginia.  Approximately 4.87% of total loans were unsecured at December 31, 2012, up from 3.98% at December 31, 2011.

Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note D - Premises and Equipment

Following is a summary of premises and equipment at December 31:

	2012	2011
Land	$1,802	$1,890
Buildings	10,235	10,334
Leasehold improvements	2,872	2,855
Furniture and equipment	14,281	13,961
	29,190	29,040
Less accumulated depreciation	20,510	19,824
Total premises and equipment	$8,680	$9,216

The following is a summary of the future minimum lease payments for facilities leased by the Company. Lease expense was $492 in 2012, $492 in 2011, and $490 in 2010.

2013	$452
2014	319
2015	187
2016	160
2017	122
Thereafter	-
$1,240

Note 5 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
Note E - Deposits

Following is a summary of interest-bearing deposits at December 31:

	2012	2011
NOW accounts	$106,581	$101,907
Savings and Money Market	197,062	200,072
Time:
In denominations under $100,000	110,002	126,705
In denominations of $100,000 or more	101,893	121,059
Total time deposits	211,895	247,764
Total interest-bearing deposits	$515,538	$549,743

Following is a summary of total time deposits by remaining maturity at December 31, 2012:

2013	$119,568
2014	66,277
2015	15,767
2016	5,502
2017	3,983
Thereafter	798
Total	$211,895

Brokered deposits, included in time deposits, were $23,839 and $31,271 at December 31, 2012 and 2011, respectively.

Note 6 - Interest Rate Swaps	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Note F —Interest Rate Swaps

The Company manages economic risks, including interest rate, liquidity, and credit risk, primarily by managing the amount, sources, and duration of its assets and liabilities.  The Company utilizes interest rate swap agreements as part of its asset/liability management strategy to help manage its interest rate risk position.  As part of this strategy, the Company provides its customer with a fixed-rate loan while creating a variable-rate asset for the Company by the customer entering into an interest rate swap with the Company on terms that match the loan.  The Company offsets its risk exposure by entering into an offsetting interest rate swap with an unaffiliated institution.  These interest rate swaps do not qualify as designated hedges; therefore, each swap is accounted for as a standalone derivative.  At December 31, 2012, the Company had interest rate swaps associated with commercial loans with a notional value of $13,276 and a fair value of $223.  This is compared to interest rate swaps with a notional value of $1,021 and a fair value of $2 at December 31, 2011.  The notional amount of the interest rate swaps does not represent amounts exchanged by the parties.  The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest rate swap agreement.

Note 7 - Other Borrowed Funds	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances, Disclosure [Text Block]
Note G - Other Borrowed Funds

Other borrowed funds at December 31, 2012 and 2011 are comprised of advances from the Federal Home Loan Bank (“FHLB”) of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2012	$10,759	$3,526	$14,285
2011	$16,548	$3,748	$20,296

Pursuant to collateral agreements with the FHLB, advances are secured by $251,487 in qualifying mortgage loans, $96,434 in commercial loans and $6,281 in FHLB stock at December 31, 2012. Fixed-rate FHLB advances of $10,759 mature through 2042 and have interest rates ranging from 1.79% to 3.42% and a year-to-date weighted average cost of 2.31%. There were no variable-rate FHLB borrowings at December 31, 2012.

At December 31, 2012, the Company had a cash management line of credit enabling it to borrow up to $95,000 from the FHLB. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $95,000 available on this line of credit at December 31, 2012.

Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $186,286 at December 31, 2012. Of this maximum borrowing capacity of $186,286, the Company had $161,237 available to use as additional borrowings, of which $95,000 could be used for short-term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, have fixed rates of 1.15% to 5.00% (weighted average rate of 2.45%) and are due at various dates through a final maturity date of December 8, 2014. At December 31, 2012, there were no promissory notes payable by Ohio Valley to related parties. See Note K for further discussion of related party transactions.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $14,200 at December 31, 2012 and $27,000 at December 31, 2011.

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2013	$1,329	$1,909	$3,238
2014	1,156	1,617	2,773
2015	1,058		1,058
2016	974	-	974
2017	901	-	901
Thereafter	5,341	-	5,341
	$10,759	$3,526	$14,285

Note 8 - Subordinated Debentures and Trust Preferred Securities	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
Note H - Subordinated Debentures and Trust Preferred Securities

On September 7, 2000, a trust formed by Ohio Valley issued $5,000 of 10.6% fixed-rate trust preferred securities as part of a pooled offering of such securities. The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering, which debentures represent the sole asset of the trust. Beginning September 7, 2010, the Company’s subordinated debentures were callable upon demand at a premium of 105.30% with the call price declining .53% per year until reaching a call price of par at year twenty through maturity.  The subordinated debentures are required to be redeemed no later than September 7, 2030. Given the current capital levels and interest cost savings, the Company redeemed the full amount of the subordinated debentures on March 7, 2013, at a redemption price of 104.24%. The redemption was funded by a capital distribution from the Bank.

On March 22, 2007, a trust formed by Ohio Valley issued $8,500 of adjustable-rate trust preferred securities as part of a pooled offering of such securities.  The rate on these trust preferred securities were fixed at 6.58% for five years, and then converted to a floating-rate term on March 15, 2012, based on a rate equal to the 3-month LIBOR plus 1.68%.  There were no debt issuance costs incurred with these trust preferred securities.  The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering.  The subordinated debentures must be redeemed no later than June 15, 2037.

Under the provisions of the related indenture agreements, the interest payable on the trust preferred securities is deferrable for up to five years and any such deferral is not considered a default. During any period of deferral, the Company would be precluded from declaring or paying dividends to shareholders or repurchasing any of the Company’s common stock.  Under  generally accepted accounting principles, the trusts are not consolidated  with  the  Company.  Accordingly, the Company does not report the  securities  issued by the trust as liabilities, and instead reports as liabilities  the  subordinated debentures issued by the Company and held by the  trust.  Since  the  Company’s  equity interest in the trusts cannot be received  until  the subordinated debentures are repaid, these amounts have been netted.

Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note I - Income Taxes

The provision for income taxes consists of the following components:

	2012	2011	2010
Current tax expense	$2,968	$1,723	$1,973
Deferred tax (benefit) expense	(206)	340	(462)
Total income taxes	$2,762	$2,063	$1,511

The source of deferred tax assets and deferred tax liabilities at December 31:

	2012	2011
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,394	$2,551
Deferred compensation	1,709	1,558
Deferred loan fees/costs	322	376
Other real estate owned	554	440
Other	199	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(156)	(149)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(828)	(495)
Depreciation	(146)	(250)
Prepaid expenses	(73)	(140)
Intangibles	(363)	(330)
Other	-	(1)
Net deferred tax asset	$2,531	$2,658

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through a carry back to taxable income in prior years or the future reversals of existing taxable temporary differences.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 34% to income before taxes is as follows:

	2012	2011	2010
Statutory tax	$3,337	$2,685	$2,246
Effect of nontaxable interest	(314)	(299)	(279)
Nondeductible interest expense	12	16	20
Income from bank owned insurance, net	(100)	(169)	(236)
Effect of state income tax	53	56	46
Tax credits	(250)	(245)	(224)
Other items	24	19	(62)
Total income taxes	$2,762	$2,063	$1,511

At December 31, 2012 and December 31, 2011, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. The Internal Revenue Service has proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers.  The penalty, if formally assessed in the amount proposed, would amount to approximately $1.2 million.  Based on consultation with legal counsel, management feels that it is highly unlikely that the penalty recommendation will be sustained or an assessment issued.  Therefore, the Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2009.  The tax years 2009-2011 remain open to federal  and state examinations.

Note 10 - Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
Note J - Commitments and Contingent Liabilities

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees. The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, and financial guarantees written, is represented by the contractual amount of those instruments.  The Bank uses the same credit policies in making commitments and conditional obligations as it does for instruments recorded on the balance sheet.

Following is a summary of such commitments at December 31:

	2012	2011
Fixed rate	$678	$1,456
Variable rate	50,488	54,860
Standby letters of credit	5,959	5,486

The interest rate on fixed-rate commitments ranged from 3.38%  to 6.50%  at December 31, 2012.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment and income-producing commercial properties.

The Company participates as a facilitator of tax refunds pursuant to a clearing agreement with a third-party tax software provider. The clearing agreement is effective through December 31, 2015 and is renewable in 5-year increments. The agreement requires the Bank to process electronic refund checks (“ERC’s”) and electronic refund deposits (“ERD’s”) presented for payment on behalf of taxpayers containing taxpayer refunds. The Bank will, in turn, receive a fee paid by the third-party tax software provider for each transaction that is processed. The agreement is subject to termination if the Bank fails to perform the required clearing services and/or the Bank’s regulators would require the Bank to cease offering the product presented within the agreement.

There are various contingent liabilities that are not reflected in the financial statements, including claims and legal actions arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material effect on financial condition or results of operations.

Note 11 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note K - Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated were loan customers during 2012. A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2012	$5,088
New loans	1,427
Repayments	(797)
Other changes	-
Total loans at December 31, 2012	$5,718

Other changes include adjustments for loans applicable to one reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.

Deposits from principal officers, directors, and their affiliates at year-end 2012 and 2011 were $17,616 and $15,807.

Note 12 - Employee Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note L - Employee Benefits

The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $222, $218, and $210 for 2012, 2011 and 2010.

Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 280,028 and 255,381 at December 31, 2012 and 2011.  In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2012	2011	2010

Number of shares issued	32,765	26,500	16,047

Fair value of stock contributed	$617	$497	$315

Cash contributed	82	65	105

Total expense	$699	$562	$420

Life insurance contracts with a cash surrender value of $23,134 and annuity assets of $1,922 at December 31, 2012 have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $4,919 and $4,480 at December 31, 2012 and 2011. Expenses related to the plans for each of the last three years amounted to $536, $318, and $317. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $2,041 at December 31, 2012 and $1,580 at December 31, 2011.

Note 13 - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
Note M - Fair Value of Financial Instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:

Securities:  The fair values for securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Impaired Loans:  At the time a loan is considered impaired, it is valued at the lower of cost or fair value.  Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses.  For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Other Real Estate Owned:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company.  Once received, a member of management reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with management’s own assumptions of fair value based on factors that include recent market data or industry-wide statistics.  On an as-needed basis, the Company reviews the fair value of collateral, taking into consideration current market data, as well as all selling costs that are typically in the range of 10%.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	-	$1,012	-
Agency mortgage-backed securities, residential	-	93,953	-

	Fair Value Measurements at December 31, 2011, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Treasury securities	-	$5,513	-
U.S. Government sponsored entity securities	-	2,559	-
Agency mortgage-backed securities, residential	-	77,598	-

There were no transfers between Level 1 and Level 2 during 2012 or 2011.

Assets and Liabilities Measured on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis are summarized below:

	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Other real estate owned:
Commercial real estate:
Construction	-	-	$1,562
Commercial and industrial	-	-	1,055

	Fair Value Measurements at December 31, 2011, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	-	-	$290
Nonowner-occupied	-	-	1,959
Construction	-	-	587

Other real estate owned:
Commercial real estate:
Construction	-	-	1,814
Commercial and industrial	-	-	1,134

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a recorded investment of $1,979 with a valuation allowance of $1,979 at December 31, 2012.  At December 31, 2011, impaired loans had a recorded investment of $3,491 with a valuation allowance of $655.  Changes in fair value recognized for partial charge-offs of loans and impairment reserves on loans was a net increase of $2,479 and $218 during the years ended December 31, 2012 and 2011, respectively.

Other real estate owned that was measured at fair value less costs to sell at December 31, 2012 had a net carrying amount of $2,617, which is made up of the outstanding balance of $4,214, net of a valuation allowance of $1,597 at December 31, 2012, which resulted in a corresponding write-down of $331 for the year ended December 31, 2012. Other real estate owned that was measured at fair value less costs to sell at December 31, 2011 had a net carrying amount of $2,948, which is made up of the outstanding balance of $4,214, net of a valuation allowance of $1,266 at December 31, 2011, which resulted in a corresponding write-down of $1,266 for the year ended December 31, 2011.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Other real estate owned:
Commercial real estate:
Construction	$1,562	Sales approach	Adjustment to comparables	15%	15%
Commercial	1,055	Sales approach	Adjustment to comparables	15%	15%

The carrying amounts and estimated fair values of financial instruments at December 31, 2012 and December 31, 2011 are as follows:

		Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,651	$45,651	$-	$-	$45,651
Securities available for sale	94,965	-	94,965	-	94,965
Securities held to maturity	23,511	-	11,569	13,055	24,624
Federal Home Loan Bank stock	6,281	N/A	N/A	N/A	N/A
Loans, net	551,383	-	-	564,059	564,059
Accrued interest receivable	2,057	-	283	1,774	2,057

Financial Liabilities:
Deposits	655,064	139,526	517,680	-	657,206
Other borrowed funds	14,285	-	14,536	-	14,536
Subordinated debentures	13,500	-	10,146	-	10,146
Accrued interest payable	1,377	2	1,375	-	1,377

	2011
	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$51,630	$51,630
Securities available for sale	85,670	85,670
Securities held to maturity	22,848	22,847
Federal Home Loan Bank stock	6,281	N/A
Loans, net	590,964	599,782
Accrued interest receivable	2,872	2,872

Financial liabilities:
Deposits	687,886	690,607
Other borrowed funds	20,296	20,565
Subordinated debentures	13,500	11,085
Accrued interest payable	1,894	1,894

The methods and assumptions, not previously presented, used to estimate fair values are described as follows:

Cash and Cash Equivalents: The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

Securities Held to Maturity:  The fair values for securities held to maturity are determined in the same manner as securities held for sale and discussed earlier in this note.  Level 3 securities consist of nonrated municipal bonds and tax credit (“QZAB”) bonds.

Federal Home Loan Bank stock: It is not practical to determine the fair value of Federal Home Loan Bank stock due to restrictions placed on its transferability.

Loans: Fair values of loans are estimated as follows:  The fair value of fixed rate loans is estimated by discounting future cash flows using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Deposit Liabilities: The fair values disclosed for noninterest-bearing deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. The carrying amounts of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date resulting in a Level 2 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Other Borrowed Funds: The carrying values of the Company’s short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification. The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Subordinated Debentures: The fair values of the Company’s Subordinated Debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Accrued Interest Receivable and Payable: The carrying amounts of accrued interest approximate fair value resulting in a Level 2 or Level 3 classification.

Off-balance Sheet Instruments:  Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Note 14 - Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note N - Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  Management believes that as of December 31, 2012, the Company and the Bank met all capital adequacy requirements to which they were subject.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. At year-end 2012 and 2011,  the Bank’s capital met the requirements for the Bank to be deemed well capitalized under the regulatory framework for prompt corrective action.

At year-end, consolidated actual capital levels and minimum required levels for the Company and the Bank were:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk weighted assets)
Consolidated	$93,158	17.2%	$43,234	8.0%	$54,043	N/A
Bank	84,267	15.9	42,506	8.0	53,132	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	86,401	16.0	21,617	4.0	32,426	N/A
Bank	77,690	14.6	21,253	4.0	31,879	6.0
Tier 1 capital (to average assets)
Consolidated	86,401	10.9	31,571	4.0	39,464	N/A
Bank	77,690	10.0	31,010	4.0	38,763	5.0

2011
Total capital (to risk weighted assets)
Consolidated	$90,288	15.6%	$46,174	8.0%	$57,718	N/A
Bank	81,991	14.4	45,544	8.0	56,930	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	83,072	14.4	23,087	4.0	34,631	N/A
Bank	74,975	13.2	22,772	4.0	34,158	6.0
Tier 1 capital (to average assets)
Consolidated	83,072	10.3	32,414	4.0	40,517	N/A
Bank	74,975	9.4	31,969	4.0	39,962	5.0

Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities. These restrictions generally limit dividends to the current and prior two years retained earnings. At January 1, 2013 approximately $6,427 of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley’s shareholders under certain circumstances, and the FRB may disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.

Note 15 - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note O - Parent Company Only Condensed Financial Information

Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2012	2011
Cash and cash equivalents	$1,700	$1,462
Investment in subsidiaries	87,950	84,038
Notes receivable - subsidiaries	3,423	3,743
Other assets	310	406
Total assets	$93,383	$89,649

Liabilities
Notes payable	$3,526	$3,748
Subordinated debentures	13,500	13,500
Other liabilities	537	558
Total liabilities	$17,563	$17,806

Shareholders’ Equity
Total shareholders’ equity	75,820	71,843
Total liabilities and shareholders’ equity	$93,383	$89,649

CONDENSED STATEMENTS OF INCOME

	Years ended December 31:
Income:	2012	2011	2010
Interest on notes	$114	$134	$158
Other operating income	84	65	68
Dividends from subsidiaries	4,500	3,500	4,500

Expenses:
Interest on notes	114	134	159
Interest on subordinated debentures	789	1,089	1,089
Operating expenses	364	287	538
Income before income taxes and equity in undistributed earnings of subsidiaries	3,431	2,189	2,940
Income tax benefit	355	439	522
Equity in undistributed earnings of subsidiaries	3,266	3,207	1,634
Net Income	$7,052	$5,835	$5,096

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2012	2011	2010
Net Income	$7,052	$5,835	$5,096
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,266)	(3,207)	(1,634)
Common stock issued to ESOP	617	496	315
Change in other assets	96	(92)	(12)
Change in other liabilities	(21)	105	64
Net cash provided by operating activities	4,478	3,137	3,829

Cash flows from investing activities:
Change in notes receivable	320	85	402
Net cash provided by investing activities	320	85	402
Cash flows from financing activities:
Change in notes payable	(222)	(87)	(412)
Proceeds from common stock through dividend reinvestment	55	-	-
Cash dividends paid	(4,393)	(3,360)	(3,347)
Net cash used in financing activities	(4,560)	(3,447)	(3,759)
Cash and cash equivalents:
Change in cash and cash equivalents	238	(225)	472
Cash and cash equivalents at beginning of year	1,462	1,687	1,215
Cash and cash equivalents at end of year	$1,700	$1,462	$1,687

Note 16 - Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note P - Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance.  They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar.  Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment.  All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company’s total revenues, totaled 91.2%, 91.8% and 92.9%  of total consolidated revenues for the years ended December 31, 2012, 2011 and 2010, respectively.

The accounting policies used for the Company’s reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies.  Income taxes are allocated based on income before tax expense.

Segment information for the years ended December 31, is as follows:

	Year Ended December 31, 2012
	Banking	Consumer Finance	Total Company
Net interest income	$29,445	$3,210	$32,655
Provision expense	$1,527	$56	$1,583
Noninterest income	$7,734	$749	$8,483
Noninterest expense	$27,384	$2,357	$29,741
Tax expense	$2,240	$522	$2,762
Net income	$6,028	$1,024	$7,052
Assets	$754,490	$14,733	$769,223

	Year Ended December 31, 2011
	Banking	Consumer Finance	Total Company
Net interest income	$30,792	$3,079	$33,871
Provision expense	$4,809	$87	$4,896
Noninterest income	$6,327	$895	$7,222
Noninterest expense	$26,130	$2,169	$28,299
Tax expense	$1,483	$580	$2,063
Net income	$4,697	$1,138	$5,835
Assets	$789,744	$14,433	$804,177

	Year Ended December 31, 2010
	Banking	Consumer Finance	Total Company
Net interest income	$30,074	$2,893	$32,967
Provision expense	$5,717	$154	$5,871
Noninterest income	$5,578	$576	$6,154
Noninterest expense	$24,756	$1,887	$26,643
Tax expense	$1,029	$482	$1,511
Net income	$4,149	$947	$5,096
Assets	$837,359	$14,155	$851,514

Note 17 - Consolidated Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
Note Q - Consolidated Quarterly Financial Information (unaudited)

	Quarters Ended
2012	Mar. 31	Jun. 30	Sept. 30	Dec. 31

Total interest income	$10,665	$9,657	$9,405	$9,274
Total interest expense	1,753	1,604	1,538	1,451
Net interest income	8,912	8,053	7,867	7,823
Provision for loan losses(1)	1,316	524	1,183	(1,440)
Noninterest income	3,479	1,974	1,674	1,356
Noninterest expense	7,332	7,162	6,957	8,290
Net income	2,622	1,719	1,107	1,604

Earnings per share	$0.65	$0.43	$0.27	$.40

2011
Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses(2)	2,944	759	1,152	41
Noninterest income	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34

2010
Total interest income	$12,228	$11,599	$11,438	$11,249
Total interest expense	3,619	3,421	3,328	3,179
Net interest income	8,609	8,178	8,110	8,070
Provision for loan losses(3)	921	721	2,225	2,004
Noninterest income	1,865	1,524	1,382	1,383
Noninterest expense	6,881	6,976	6,863	5,923
Net income	1,906	1,471	421	1,298

Earnings per share	$0.48	$0.37	$.10	$0.33

(1) During the fourth quarter of 2012, the Company experienced a large recovery of $1,250 on a previously charged-off commercial loan which lowered net charge-offs. The large decrease in net charge-offs contributed to a lower historical loan loss factor that created a lower level of general allocations within the allowance for loan losses.

(2) During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management’s evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment.  The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.

(3) During the third and fourth quarters of 2010, the Bank experienced an increase in its provision expense as a result of continued credit quality issues with three commercial relationships that resulted in additional impairment charges and partial charge-offs.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Description of Business:  Ohio Valley Banc Corp. (”Ohio Valley”) is a financial holding company registered under the Bank Holding Company Act of 1956.  Ohio Valley has one banking subsidiary, The Ohio Valley Bank Company (the ”Bank”), as well as a subsidiary that engages in consumer lending to individuals with higher credit risk history, Loan Central, Inc., and a subsidiary insurance agency that facilitates the receipts of insurance commissions, Ohio Valley Financial Services Agency, LLC.  Ohio Valley and its subsidiaries are collectively referred to as the “Company”.

The Company provides a full range of commercial and retail banking services from 22 offices located in southeastern Ohio and western West Virginia.  It accepts deposits in checking, savings, time and money market accounts and makes personal, commercial, floor plan, student, construction and real estate loans.  Substantially all loans are secured by specific items of collateral, including business assets, consumer assets, and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from business operations. The Company also offers safe deposit boxes, wire transfers and other standard banking products and services.  The Bank’s deposits are insured by the Federal Deposit Insurance Corporation.  In addition to accepting deposits and making loans, the Bank invests in U. S. Government and agency obligations, interest-bearing deposits in other financial institutions and investments permitted by applicable law.

The Bank’s trust department provides a wide variety of fiduciary services for trusts, estates and benefit plans and also provides investment and security services as an agent for its customers.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation: The consolidated financial statements include the accounts of Ohio Valley and its wholly-owned subsidiaries, the Bank, Loan Central, Inc., a consumer finance company, and Ohio Valley Financial Services Agency, LLC, an insurance agency.   All material intercompany accounts and transactions have been eliminated.

Segment Reporting, Policy [Policy Text Block]	Industry Segment Information: Internal financial information is primarily reported and aggregated in two lines of business, banking and consumer finance.
Use of Estimates, Policy [Policy Text Block]
Use of Estimates in the Preparation of Financial Statements: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Areas involving the use of management’s estimates and assumptions that are more susceptible to change in the near term involve the allowance for loan losses, mortgage servicing rights, deferred tax assets, the fair value of certain securities, the fair value of financial instruments and the determination and carrying value of impaired loans and other real estate owned.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents: Cash and cash equivalents include cash on hand, interest and noninterest-bearing deposits with banks and federal funds sold. Generally, federal funds are purchased and sold for one-day periods. The Company reports net cash flows for customer loan transactions, deposit transactions, short-term borrowings and interest-bearing deposits with other financial institutions.

Marketable Securities, Policy [Policy Text Block]
Securities: The Company classifies securities into held to maturity and available for sale categories. Held to maturity securities are those which the Company has the positive intent and ability to hold to maturity and are reported at amortized cost. Securities classified as available for sale include securities that could be sold for liquidity, investment management or similar reasons even if there is not a present intention of such a sale. Available for sale securities are reported at fair value, with unrealized gains or losses included in other comprehensive income, net of tax.

Premium amortization is deducted from, and discount accretion is added to, interest income on securities using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses are recognized upon the sale of specific identified securities on the completed trade date.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]
Other-Than-Temporary-Impairments of Securities:  In determining an other-than-temporary-impairment (“OTTI”), management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an OTTI decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When an OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

Investment, Policy [Policy Text Block]
Federal Home Loan Bank (”FHLB”) Stock:  The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the Bank’s level of borrowings from the FHLB and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Interest income is reported on an accrual basis using the interest method and includes amortization of net deferred loan fees and costs over the loan term using the level yield method without anticipating prepayments.  The amount of the Company’s recorded investment is not materially different than the amount of unpaid principal balance for loans.

Interest income is discontinued and the loan moved to non-accrual status when full loan repayment is in doubt, typically when the loan is impaired or payments are past due 90 days or over unless the loan is well-secured or in process of collection. Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due 90 days or over and still accruing include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Impaired loans generally consist of loans with balances of $200 or more on nonaccrual status or nonperforming in nature.  Loans for which the terms have been modified and for which the borrower is experiencing financial difficulties are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and reasons for the delay, the borrower’s prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans are individually evaluated for impairment.  If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Smaller balance homogeneous loans, such as consumer and most residential real estate, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosure.  Troubled debt restructurings are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and impaired loans that are not individually reviewed for impairment and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent 3 years.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  The following portfolio segments have been identified:  Commercial and Industrial, Commercial Real Estate, Residential Real Estate, and Consumer.

Commercial and industrial loans consist of borrowings for commercial purposes to individuals, corporations, partnerships, sole proprietorships, and other business enterprises.  Commercial and industrial loans are generally secured by business assets such as equipment, accounts receivable, inventory, or any other asset excluding real estate and generally made to finance capital expenditures or operations.  The Company’s risk exposure is related to deterioration in the value of collateral securing the loan should foreclosure become necessary.  Generally, business assets used or produced in operations do not maintain their value upon foreclosure which may require the Company to write-down the value significantly to sell.

Commercial real estate consists of nonfarm, nonresidential loans secured by owner-occupied and nonowner-occupied commercial real estate as well as commercial construction loans.  An owner-occupied loan relates to a borrower purchased building or space for which the repayment of principal is dependent upon cash flows from the ongoing business operations conducted by the party, or an affiliate of the party, who owns the property.  Owner-occupied loans that are dependent on cash flows from operations can be adversely affected by current market conditions for their product or service.  A nonowner-occupied loan is a property loan for which the repayment of principal is dependent upon rental income associated with the property or the subsequent sale of the property.  Nonowner-occupied loans that are dependent upon rental income are primarily impacted by local economic conditions which dictate occupancy rates and the amount of rent charged.  Commercial construction loans consist of borrowings to purchase and develop raw land into 1-4 family residential properties.  Construction loans are extended to individuals as well as corporations for the construction of an individual or multiple properties and are secured by raw land and the subsequent improvements.  Repayment of the loans to real estate developers is dependent upon the sale of properties to third parties in a timely fashion upon completion.  Should there be delays in construction or a downturn in the market for those properties, there may be significant erosion in value which may be absorbed by the Company.

Residential real estate loans consist of loans to individuals for the purchase of 1-4 family primary residences with repayment primarily through wage or other income sources of the individual borrower.  The Company’s loss exposure to these loans is dependent on local market conditions for residential properties as loan amounts are determined, in part, by the fair value of the property at origination.

Consumer loans are comprised of loans to individuals secured by automobiles, open-end home equity loans and other loans to individuals for household, family, and other personal expenditures, both secured and unsecured.  These loans typically have maturities of 5 years or less with repayment dependent on individual wages and income.  The risk of loss on consumer loans is elevated as the collateral securing these loans, if any, rapidly depreciate in value or may be worthless and/or difficult to locate if repossession is necessary.  The Company has allocated the highest percentage of its allowance for loan losses as a percentage of loans to the other identified loan portfolio segments due to the larger dollar balances associated with such portfolios.

At December 31, 2012, there were no changes to the accounting policies or methodologies within any of the Company’s loan portfolio segments from the prior period.

Concentration Risk, Credit Risk, Policy [Policy Text Block]	Concentrations of Credit Risk: The Company grants residential, consumer and commercial loans to customers located primarily in the southeastern Ohio and western West Virginia areas.
Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation, which is computed using the straight-line or declining balance methods over the estimated useful life of the owned asset and, for leasehold improvement, over the remaining term of the leased facility, whichever is shorter. The useful lives range from 3 to 8 years for equipment, furniture and fixtures and 7 to 39 years for buildings and improvements.

Real Estate, Policy [Policy Text Block]
Foreclosed assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed. Foreclosed assets totaled $3,667 and $4,256 at December 31, 2012 and 2011.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill:  Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired.  Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected December 31, 2012 as the date to perform the annual impairment test.  Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-term Assets:  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Mortgage Servicing Rights:  A mortgage servicing right (“MSR”) is a contractual agreement where the right to service a mortgage loan is sold by the original lender to another party. When the Company sells mortgage loans to the secondary market, it retains the servicing rights to these loans. The Company’s MSR is recognized separately when acquired through sales of loans and is initially recorded at fair value with the income statement effect recorded in mortgage banking income. Subsequently, the MSR is then amortized in proportion to and over the period of estimated future servicing income of the underlying loan. The MSR is then evaluated for impairment periodically based upon the fair value of the rights as compared to the carrying amount, with any impairment being recognized through a valuation allowance. Fair value of the MSR is based on market prices for comparable mortgage servicing contracts. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income.  At December 31, 2012 and 2011, the Company’s MSR asset portfolio was  $450 and $430, respectively.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share:  Earnings per share is based on net income divided by the following weighted average number of common shares outstanding during the periods: 4,030,322 for 2012; 4,001,435 for 2011; 3,984,229 for 2010.  Ohio Valley had no dilutive securities outstanding for any period presented.

Income Tax, Policy [Policy Text Block]
Income Taxes: Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is ”more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the ”more likely than not” test, no tax benefit is recorded.  The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity, net of tax.

Commitments and Contingencies, Policy [Policy Text Block]
Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Life Insurance, Corporate or Bank Owned [Text Block]
Bank Owned Life Insurance and Annuity Assets:  The Company has purchased life insurance policies on certain key executives.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. The Company also purchased an annuity investment for a certain key executive that earns interest.

Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]	Employee Stock Ownership Plan: Compensation expense is based on the market price of shares as they are committed to be allocated to participant accounts.
Loan Commitments, Policy [Policy Text Block]
Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  These financial instruments are recorded when they are funded.  See Note J for more specific disclosure related to loan commitments.

Dividend Restrictions [Policy Text Block]
Dividend Restrictions:  Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to Ohio Valley or by Ohio Valley to its shareholders.   See Note N for more specific disclosure related to dividend restrictions.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restrictions on Cash:  Cash on hand or on deposit with Fifth Third Bank and the Federal Reserve Bank of $37,964 and $44,018 was required to meet regulatory reserve and clearing requirements at year-end 2012 and 2011.  The balances at Fifth Third Bank do not earn interest.

Derivatives, Policy [Policy Text Block]
Derivatives:  At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company’s intentions and belief as to likely effectiveness as a hedge.  These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (3) an instrument with no hedging designation (“stand-alone derivative”).

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged.  Net cash settlements on derivatives that do not qualify for hedge accounting are reported in noninterest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

At December 31, 2012 and 2011, the Company’s only derivatives on hand were interest rate swaps, which are classified as stand-alone derivatives.  See Note F for more specific disclosures related to interest rate swaps.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note M.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification, Policy [Policy Text Block]
Reclassifications: The consolidated financial statements for 2011 and 2010 have been reclassified to conform with the presentation for 2012.  These reclassifications had no effect on the net results of operations or shareholders’ equity.

New Accounting Pronouncements, Policy [Policy Text Block]
Adoption of New Accounting Standards:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-4, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  Some amendments in this update clarify the FASB’s intent about the application of existing fair value measurement requirements.  Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  The amendments in this update are effective during interim and annual reporting periods beginning after December 15, 2011.  The Company complied with the revised disclosure requirements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-5, “Comprehensive Income (Topic 220), Presentation of Comprehensive Income.”  This update amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and retrospective application is required.  The Company complied with the revised disclosure requirements.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, “Intangibles —Goodwill and Other (Topic 350), Testing Goodwill for Impairment.”  The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The more-likely-than-not threshold is defined as having a likelihood of more than fifty percent.  The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The effect of adopting this new guidance did not have a material effect on the Company’s financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  This update defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately within their respective components of net income and other comprehensive income.  As such, the amendments in this update supersede only those paragraphs in Accounting Standards Update No. 2011-05 that pertain to how and where reclassification adjustments are presented.  The amendments were effective at the same time as the amendments in Accounting Standards Update 2011-05.  The Company complied with the revised disclosure requirements.

Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Loan Portfolio [Table Text Block]
	% of Total Loans
	2012	2011
Residential real estate loans	40.49%	39.86%
Commercial real estate loans	31.35%	34.67%
Consumer loans	17.91%	17.92%
Commercial and industrial loans	10.25%	7.55%
	100.00%	100.00%

Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2012
U.S. Government sponsored entity securities	$1,009	$3	-	$1,012
Agency mortgage-backed securities, residential	91,521	2,432	-	93,953
Total securities	$92,530	$2,435	-	$94,965

December 31, 2011
U.S. Treasury securities	$5,510	$3	$-	$5,513
U.S. Government sponsored entity securities	2,501	58	-	2,559
Agency mortgage-backed securities, residential	76,203	1,407	(12)	77,598
Total securities	$84,214	$1,468	$(12)	$85,670

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2012
Obligations of states and political subdivisions	$23,494	$1,178	$(65)	$24,607
Agency mortgage-backed securities, residential	17	-	-	17
Total securities	$23,511	$1,178	$(65)	$24,624

December 31, 2011
Obligations of states and political subdivisions	$22,825	$558	$(559)	$22,824
Agency mortgage-backed securities, residential	23	-	-	23
Total securities	$22,848	$558	$(559)	$22,847

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	-	-	-	-
Due in one to five years	$1,009	$1,012	$4,529	$4,684
Due in five to ten years	-	-	10,959	11,579
Due after ten years	-	-	8,006	8,344
Agency mortgage-backed securities, residential	91,521	93,953	17	17
Total debt securities	$92,530	$94,965	$23,511	$24,624

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2011	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Agency mortgage-backed securities, residential	$7,621	$(12)	$-	$-	$7,621	$(12)
Total available for sale	$7,621	$(12)	$-	$-	$7,621	$(12)

Held-to-maturity Securities [Member]
Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2012	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$2,018	$(63)	$260	$(2)	$2,278	$(65)
Total held to maturity	$2,018	$(63)	$260	$(2)	$2,278	$(65)
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$664	$(21)	$3,557	$(538)	$4,221	$(559)
Total held to maturity	$664	$(21)	$3,557	$(538)	$4,221	$(559)

Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011
Residential real estate	$226,022	$238,490
Commercial real estate:
Owner-occupied	104,842	129,364
Nonowner-occupied	52,792	56,620
Construction	17,376	21,471
Commercial and industrial	57,239	45,200
Consumer:
Automobile	41,168	45,702
Home equity	18,332	20,507
Other	40,517	40,954
	558,288	598,308
Less: Allowance for loan losses	6,905	7,344

Loans, net	$551,383	$590,964

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,367	(1,381)	202	1,583
Loans charged off	(1,066)	(1,949)	(499)	(1,622)	(5,136)
Recoveries	140	35	2,027	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905
December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,051	$3,083	$3,795	$1,457	$9,386
Provision for loan losses	2,642	932	439	883	4,896
Loans charged off	(2,034)	(1,913)	(4,725)	(1,750)	(10,422)
Recoveries	201	1,391	1,127	765	3,484
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Allowance for Credit Losses on Financing Receivables [Table Text Block]
2010
Allowance for loan losses:
Beginning balance	$8,198
Provision for loan losses	5,871
Loans charged off	(5,879)
Recoveries	1,196
Total ending allowance balance	$9,386

Allowance for Loan Losses and the Recorded Investment of Loans [Table Text Block]
December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$128	$1,979	$-	$-	$2,107
Collectively evaluated for impairment	1,201	1,967	783	847	4,798
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

Loans:
Loans individually evaluated for impairment	$827	$16,354	$-	$220	$17,401
Loans collectively evaluated for impairment	225,195	158,656	57,239	99,797	540,887
Total ending loans balance	$226,022	$175,010	$57,239	$100,017	$558,288
December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$130	$525	$-	$-	$655
Collectively evaluated for impairment	1,730	2,968	636	1,355	6,689
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Loans:
Loans individually evaluated for impairment	$1,505	$9,733	$334	$-	$11,572
Loans collectively evaluated for impairment	236,985	197,722	44,866	107,163	586,736
Total ending loans balance	$238,490	$207,455	$45,200	$107,163	$598,308

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$619	$407	$-	$493	$-	$-
Commercial real estate:
Owner-occupied	5,528	5,528	-	4,729	338	338
Nonowner-occupied	10,085	8,847	-	4,767	456	456
Commercial and industrial	426	-	-	-	-	-
Consumer:
Home equity	220	220	-	176	9	9

With an allowance recorded:
Residential real estate	420	420	128	420	23	23
Commercial real estate:
Nonowner-occupied	1,979	1,979	1,979	1,132	38	38

Total	$19,277	$17,401	$2,107	$11,717	$864	$864
December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$1,136	$1,085	$-	$748	$36	$31
Commercial real estate:
Owner-occupied	2,774	2,531	-	2,418	207	309
Nonowner-occupied	4,131	4,131	-	4,339	174	57
Commercial and industrial	614	334	-	483	40	40

With an allowance recorded:
Residential real estate	420	420	130	84	27	22
Commercial real estate:
Nonowner-occupied	2,396	2,396	437	2,414	128	118
Construction	675	675	88	677	35	31

Total	$12,146	$11,572	$655	$11,163	$647	$608

2010

Average of individually impaired loans during year	$24,589
Interest income recognized during impairment	$1,158
Cash basis interest income recognized	$1,083

Schedule of Recorded Investment in Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2012
Residential real estate	$341	$2,533
Commercial real estate:
Owner-occupied	-	675
Nonowner-occupied	-	352
Consumer:
Automobile	11	4
Home equity	-	62
Other	7	-

Total	$359	$3,626
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2011
Residential real estate	$439	$2,536
Commercial real estate:
Owner-occupied	-	125
Consumer:
Automobile	13	12
Home equity	-	5
Other	7	-

Total	$459	$2,678

Past Due Financing Receivables [Table Text Block]
December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,525	$1,033	$2,797	$9,355	$216,667	$226,022
Commercial real estate:
Owner-occupied	753	111	675	1,539	103,303	104,842
Nonowner-occupied	–	–	352	352	52,440	52,792
Construction	–	–	–	–	17,376	17,376
Commercial and industrial	202	–	–	202	57,037	57,239
Consumer:
Automobile	905	138	13	1,056	40,112	41,168
Home equity	112	37	62	211	18,121	18,332
Other	1,066	162	7	1,235	39,282	40,517

Total	$8,563	$1,481	$3,906	$13,950	$544,338	$558,288
December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,731	$1,144	$2,975	$7,850	$230,640	$238,490
Commercial real estate:
Owner-occupied	182	-	125	307	129,057	129,364
Nonowner-occupied	-	232	-	232	56,388	56,620
Construction	204	-	-	204	21,267	21,471
Commercial and industrial	171	14	-	185	45,015	45,200
Consumer:
Automobile	864	110	13	987	44,715	45,702
Home equity	75	76	5	156	20,351	20,507
Other	506	162	7	675	40,279	40,954

Total	$5,733	$1,738	$3,125	$10,596	$587,712	$598,308

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2012
Residential real estate
Interest only payments	$-	$180	$180
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	-	675	675
Rate reduction	440	-	440
Maturity extension at lower stated rate than market rate	191	-	191
Reduction of principal and interest payments	4,222	-	4,222
Nonowner-occupied
Interest only payments	9,856	300	10,156
Reduction of principal and interest payments	670	-	670

Total TDR’s	$15,799	$1,155	$16,954
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2011
Residential real estate
Interest only payments	$-	$283	$283
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	680	-	680
Rate reduction	449	-	449
Maturity extension at lower stated rate than market rate	219	-	219
Nonowner-occupied
Interest only payments	6,296	-	6,296
Construction
Interest only payments	674	-	674
Commercial and industrial
Interest only payments	334	-	334

Total TDR’s	$9,072	$283	$9,355

Troubled Debt Restructurings on Financing Receivables, Pre and Post Modification (Table Text Block)
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2012
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$4,266	$4,222	-	-
Nonowner-occupied
Interest only payments	5,984	5,984	-	-
Reduction of principal and interest payments	686	671	-	-

Total TDR’s	$10,936	$10,877	-	-
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2011
Commercial real estate:
Owner-occupied
Rate reduction	$959	$868	-	-
Maturity extension at lower stated rate than market rate	226	219	-	-
Nonowner-occupied
Interest only payments	400	400	-	-

Total TDR’s	$1,585	$1,487	-	-

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2012	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$87,614	$14,057	$3,171	$104,842
Nonowner-occupied	39,627	2,171	10,994	52,792
Construction	16,276	-	1,100	17,376
Commercial and industrial	47,226	4,793	5,220	57,239
Total	$190,743	$21,021	$20,485	$232,249
December 31, 2011	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$103,743	$15,030	$10,591	$129,364
Nonowner-occupied	30,375	12,815	13,430	56,620
Construction	19,519	-	1,952	21,471
Commercial and industrial	36,633	3,250	5,317	45,200
Total	$190,270	$31,095	$31,290	$252,655

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2012	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$41,153	$18,270	$40,510	$223,148	$323,081
Nonperforming	15	62	7	2,874	2,958
Total	$41,168	$18,332	$40,517	$226,022	$326,039
	Consumer
December 31, 2011	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$45,677	$20,502	$40,947	$235,515	$342,641
Nonperforming	25	5	7	2,975	3,012
Total	$45,702	$20,507	$40,954	$238,490	$345,653

Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011
Land	$1,802	$1,890
Buildings	10,235	10,334
Leasehold improvements	2,872	2,855
Furniture and equipment	14,281	13,961
	29,190	29,040
Less accumulated depreciation	20,510	19,824
Total premises and equipment	$8,680	$9,216

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$452
2014	319
2015	187
2016	160
2017	122
Thereafter	-
$1,240

Note 5 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Interest-Bearing Deposits [Table Text Block]
	2012	2011
NOW accounts	$106,581	$101,907
Savings and Money Market	197,062	200,072
Time:
In denominations under $100,000	110,002	126,705
In denominations of $100,000 or more	101,893	121,059
Total time deposits	211,895	247,764
Total interest-bearing deposits	$515,538	$549,743

Maturities of Time Deposits [Table Text Block]
2013	$119,568
2014	66,277
2015	15,767
2016	5,502
2017	3,983
Thereafter	798
Total	$211,895

Note 7 - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2012	$10,759	$3,526	$14,285
2011	$16,548	$3,748	$20,296

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2013	$1,329	$1,909	$3,238
2014	1,156	1,617	2,773
2015	1,058		1,058
2016	974	-	974
2017	901	-	901
Thereafter	5,341	-	5,341
	$10,759	$3,526	$14,285

Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current tax expense	$2,968	$1,723	$1,973
Deferred tax (benefit) expense	(206)	340	(462)
Total income taxes	$2,762	$2,063	$1,511

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,394	$2,551
Deferred compensation	1,709	1,558
Deferred loan fees/costs	322	376
Other real estate owned	554	440
Other	199	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(156)	(149)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(828)	(495)
Depreciation	(146)	(250)
Prepaid expenses	(73)	(140)
Intangibles	(363)	(330)
Other	-	(1)
Net deferred tax asset	$2,531	$2,658

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
Statutory tax	$3,337	$2,685	$2,246
Effect of nontaxable interest	(314)	(299)	(279)
Nondeductible interest expense	12	16	20
Income from bank owned insurance, net	(100)	(169)	(236)
Effect of state income tax	53	56	46
Tax credits	(250)	(245)	(224)
Other items	24	19	(62)
Total income taxes	$2,762	$2,063	$1,511

Note 10 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	2012	2011
Fixed rate	$678	$1,456
Variable rate	50,488	54,860
Standby letters of credit	5,959	5,486

Note 11 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2012	$5,088
New loans	1,427
Repayments	(797)
Other changes	-
Total loans at December 31, 2012	$5,718

Note 12 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2012	2011	2010

Number of shares issued	32,765	26,500	16,047

Fair value of stock contributed	$617	$497	$315

Cash contributed	82	65	105

Total expense	$699	$562	$420

Note 13 - Fair Value of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	-	$1,012	-
Agency mortgage-backed securities, residential	-	93,953	-
	Fair Value Measurements at December 31, 2011, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Treasury securities	-	$5,513	-
U.S. Government sponsored entity securities	-	2,559	-
Agency mortgage-backed securities, residential	-	77,598	-

Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Other real estate owned:
Commercial real estate:
Construction	-	-	$1,562
Commercial and industrial	-	-	1,055
	Fair Value Measurements at December 31, 2011, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	-	-	$290
Nonowner-occupied	-	-	1,959
Construction	-	-	587

Other real estate owned:
Commercial real estate:
Construction	-	-	1,814
Commercial and industrial	-	-	1,134

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Other real estate owned:
Commercial real estate:
Construction	$1,562	Sales approach	Adjustment to comparables	15%	15%
Commercial	1,055	Sales approach	Adjustment to comparables	15%	15%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,651	$45,651	$-	$-	$45,651
Securities available for sale	94,965	-	94,965	-	94,965
Securities held to maturity	23,511	-	11,569	13,055	24,624
Federal Home Loan Bank stock	6,281	N/A	N/A	N/A	N/A
Loans, net	551,383	-	-	564,059	564,059
Accrued interest receivable	2,057	-	283	1,774	2,057

Financial Liabilities:
Deposits	655,064	139,526	517,680	-	657,206
Other borrowed funds	14,285	-	14,536	-	14,536
Subordinated debentures	13,500	-	10,146	-	10,146
Accrued interest payable	1,377	2	1,375	-	1,377

Fair Value and Carrying Value Disclosure (Table Text Block)
	2011
	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$51,630	$51,630
Securities available for sale	85,670	85,670
Securities held to maturity	22,848	22,847
Federal Home Loan Bank stock	6,281	N/A
Loans, net	590,964	599,782
Accrued interest receivable	2,872	2,872

Financial liabilities:
Deposits	687,886	690,607
Other borrowed funds	20,296	20,565
Subordinated debentures	13,500	11,085
Accrued interest payable	1,894	1,894

Note 14 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk weighted assets)
Consolidated	$93,158	17.2%	$43,234	8.0%	$54,043	N/A
Bank	84,267	15.9	42,506	8.0	53,132	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	86,401	16.0	21,617	4.0	32,426	N/A
Bank	77,690	14.6	21,253	4.0	31,879	6.0
Tier 1 capital (to average assets)
Consolidated	86,401	10.9	31,571	4.0	39,464	N/A
Bank	77,690	10.0	31,010	4.0	38,763	5.0

2011
Total capital (to risk weighted assets)
Consolidated	$90,288	15.6%	$46,174	8.0%	$57,718	N/A
Bank	81,991	14.4	45,544	8.0	56,930	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	83,072	14.4	23,087	4.0	34,631	N/A
Bank	74,975	13.2	22,772	4.0	34,158	6.0
Tier 1 capital (to average assets)
Consolidated	83,072	10.3	32,414	4.0	40,517	N/A
Bank	74,975	9.4	31,969	4.0	39,962	5.0

Note 15 - Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
	Years ended December 31:
Assets	2012	2011
Cash and cash equivalents	$1,700	$1,462
Investment in subsidiaries	87,950	84,038
Notes receivable - subsidiaries	3,423	3,743
Other assets	310	406
Total assets	$93,383	$89,649

Liabilities
Notes payable	$3,526	$3,748
Subordinated debentures	13,500	13,500
Other liabilities	537	558
Total liabilities	$17,563	$17,806

Shareholders’ Equity
Total shareholders’ equity	75,820	71,843
Total liabilities and shareholders’ equity	$93,383	$89,649

Schedule of Condensed Income Statement [Table Text Block]
	Years ended December 31:
Income:	2012	2011	2010
Interest on notes	$114	$134	$158
Other operating income	84	65	68
Dividends from subsidiaries	4,500	3,500	4,500

Expenses:
Interest on notes	114	134	159
Interest on subordinated debentures	789	1,089	1,089
Operating expenses	364	287	538
Income before income taxes and equity in undistributed earnings of subsidiaries	3,431	2,189	2,940
Income tax benefit	355	439	522
Equity in undistributed earnings of subsidiaries	3,266	3,207	1,634
Net Income	$7,052	$5,835	$5,096

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Years ended December 31:
Cash flows from operating activities:	2012	2011	2010
Net Income	$7,052	$5,835	$5,096
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,266)	(3,207)	(1,634)
Common stock issued to ESOP	617	496	315
Change in other assets	96	(92)	(12)
Change in other liabilities	(21)	105	64
Net cash provided by operating activities	4,478	3,137	3,829

Cash flows from investing activities:
Change in notes receivable	320	85	402
Net cash provided by investing activities	320	85	402
Cash flows from financing activities:
Change in notes payable	(222)	(87)	(412)
Proceeds from common stock through dividend reinvestment	55	-	-
Cash dividends paid	(4,393)	(3,360)	(3,347)
Net cash used in financing activities	(4,560)	(3,447)	(3,759)
Cash and cash equivalents:
Change in cash and cash equivalents	238	(225)	472
Cash and cash equivalents at beginning of year	1,462	1,687	1,215
Cash and cash equivalents at end of year	$1,700	$1,462	$1,687

Note 16 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2012
	Banking	Consumer Finance	Total Company
Net interest income	$29,445	$3,210	$32,655
Provision expense	$1,527	$56	$1,583
Noninterest income	$7,734	$749	$8,483
Noninterest expense	$27,384	$2,357	$29,741
Tax expense	$2,240	$522	$2,762
Net income	$6,028	$1,024	$7,052
Assets	$754,490	$14,733	$769,223
	Year Ended December 31, 2011
	Banking	Consumer Finance	Total Company
Net interest income	$30,792	$3,079	$33,871
Provision expense	$4,809	$87	$4,896
Noninterest income	$6,327	$895	$7,222
Noninterest expense	$26,130	$2,169	$28,299
Tax expense	$1,483	$580	$2,063
Net income	$4,697	$1,138	$5,835
Assets	$789,744	$14,433	$804,177
	Year Ended December 31, 2010
	Banking	Consumer Finance	Total Company
Net interest income	$30,074	$2,893	$32,967
Provision expense	$5,717	$154	$5,871
Noninterest income	$5,578	$576	$6,154
Noninterest expense	$24,756	$1,887	$26,643
Tax expense	$1,029	$482	$1,511
Net income	$4,149	$947	$5,096
Assets	$837,359	$14,155	$851,514

Note 17 - Consolidated Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	Quarters Ended
2012	Mar. 31	Jun. 30	Sept. 30	Dec. 31

Total interest income	$10,665	$9,657	$9,405	$9,274
Total interest expense	1,753	1,604	1,538	1,451
Net interest income	8,912	8,053	7,867	7,823
Provision for loan losses(1)	1,316	524	1,183	(1,440)
Noninterest income	3,479	1,974	1,674	1,356
Noninterest expense	7,332	7,162	6,957	8,290
Net income	2,622	1,719	1,107	1,604

Earnings per share	$0.65	$0.43	$0.27	$.40

2011
Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses(2)	2,944	759	1,152	41
Noninterest income	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34

2010
Total interest income	$12,228	$11,599	$11,438	$11,249
Total interest expense	3,619	3,421	3,328	3,179
Net interest income	8,609	8,178	8,110	8,070
Provision for loan losses(3)	921	721	2,225	2,004
Noninterest income	1,865	1,524	1,382	1,383
Noninterest expense	6,881	6,976	6,863	5,923
Net income	1,906	1,471	421	1,298

Earnings per share	$0.48	$0.37	$.10	$0.33

Note 1 - Summary of Significant Accounting Policies (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum Loan Balance for Loans Evaluated by Risk Categories (in Dollars)		$ 500
Percentage of Loan Portfolio	100.00%	100.00%
Deposits with Other Federal Home Loan Banks (in Dollars)	34,383
Repossessed Assets (in Dollars)	3,667	4,256
Servicing Asset (in Dollars)	450	430
Weighted Average Number of Shares Outstanding, Basic (in Shares)	4,030,322	4,001,435	3,984,229
Restricted Cash and Cash Equivalents (in Dollars)	37,964	44,018
Impaired Loans [Member]
Minimum Loan Balance for Loans Evaluated by Risk Categories (in Dollars)	$ 200
Unsecured [Member]
Percentage of Loan Portfolio	4.87%
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	8
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	7
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	39

Note 1 - Summary of Significant Accounting Policies (Detail) - Composition of Loan Portfolio	Dec. 31, 2012	Dec. 31, 2011
Percent of loan portfolio	100.00%	100.00%
Residential Real Estate Loans [Member]
Percent of loan portfolio	40.49%	39.86%
Commercial Real Estate Loans [Member]
Percent of loan portfolio	31.35%	34.67%
Consumer Loans [Member]
Percent of loan portfolio	17.91%	17.92%
Commercial and Industrial [Member]
Percent of loan portfolio	10.25%	7.55%

Note 2 - Securities (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities Pledged as Collateral	$ 46,683	$ 72,471

Note 2 - Securities (Detail) - Amortized Cost and Estimated Fair Value of Available-for-Sale Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 92,530	$ 84,214
Gross Unrealized Gains	2,435	1,468
Gross Unrealized Losses		(12)
Estimated Fair Value	94,965	85,670
US Government-sponsored Enterprises Debt Securities [Member]
Amortized Cost	1,009	2,501
Gross Unrealized Gains	3	58
Estimated Fair Value	1,012	2,559
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized Cost	91,521	76,203
Gross Unrealized Gains	2,432	1,407
Gross Unrealized Losses		(12)
Estimated Fair Value	93,953	77,598
US Treasury Securities [Member]
Amortized Cost		5,510
Gross Unrealized Gains		3
Estimated Fair Value		$ 5,513

Note 2 - Securities (Detail) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 23,511	$ 22,848
Gross Unrecognized Gains	1,178	558
Gross Unrecognized Losses	(65)	(559)
Estimated Fair Value	24,624	22,847
US States and Political Subdivisions Debt Securities [Member]
Amortized Cost	23,494	22,825
Gross Unrecognized Gains	1,178	558
Gross Unrecognized Losses	(65)	(559)
Estimated Fair Value	24,607	22,824
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized Cost	17	23
Estimated Fair Value	$ 17	$ 23

Note 2 - Securities (Detail) - The Amortized Cost and Estimated Fair Value of Investment Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Due in one year or less	$ 0
Due in one year or less	0
Due in one year or less	0
Due in one year or less	0
Due in one to five years	4,529
Due in one to five years	4,684
Due in one to five years	1,009
Due in one to five years	1,012
Due in five to ten years	0
Due in five to ten years	0
Due in five to ten years	10,959
Due in five to ten years	11,579
Due after ten years	8,006
Due after ten years	8,344
Due after ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	91,521
Agency mortgage-backed securities, residential	93,953
Agency mortgage-backed securities, residential	17
Agency mortgage-backed securities, residential	17
Total debt securities	92,530
Total debt securities	94,965
Total debt securities	23,511
Total debt securities	$ 24,624

Note 2 - Securities (Detail) - Securities Held to Maturity with Unrealized Losses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Less Than 12 Months - Fair Value	$ 2,018	$ 664
Less Than 12 Months - Unrecognized Loss	(63)	(21)
12 Months or More - Fair Value	260	3,557
12 Months or More - Unrecognized Loss	(2)	(538)
Fair Value	2,278	4,221
Unrecognized Loss	(65)	(559)
US States and Political Subdivisions Debt Securities [Member]
Less Than 12 Months - Fair Value	2,018	664
Less Than 12 Months - Unrecognized Loss	(63)	(21)
12 Months or More - Fair Value	260	3,557
12 Months or More - Unrecognized Loss	(2)	(538)
Fair Value	2,278	4,221
Unrecognized Loss	$ (65)	$ (559)

Note 2 - Securities (Detail) - Securities Available for Sale (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Less than 12 Months - Fair Value	$ 7,621
Less than 12 Months - Unrecognized Loss	(12)
Fair Value	7,621
Unrecognized Loss	$ (12)

Note 3 - Loans and Allowance for Loan Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2012
Allowance for Loan and Lease Losses, Period Increase (Decrease)	$ 2,169,000	$ 544,000
Allowance for Loan and Lease Losses, Write-offs		271,000
Change in Troubled Debt Restructurings	81.20%
Financing Receivable, Modifications, Number of Contracts				1
Financing Receivable, Allowance for Credit Losses, Write-downs	(5,136,000)	(10,422,000)	5,879,000
Financing Receivable, Modifications, Recorded Investment	16,954,000	9,355,000
Percentage of Loan Portfolio	100.00%	100.00%
Impaired Financing Receivable, Related Allowance	1,979	655
Loans and Leases Receivable, Impaired, Commitment to Lend	109,000
Minimum Loan Balance for Loans Evaluated by Risk Categories		500,000
Troubled Debt Restructurings [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease)		33,000
Allowance for Loan and Lease Losses, Write-offs	536,000
Loans and Leases Receivable, Impaired, Commitment to Lend		81,000
Modifications (Member)
Allowance for Loan and Lease Losses, Write-offs		414,000
Troubled Debt Restructurings Performing According to Modified Terms [Member]
Percentage of Loan Portfolio	93.00%	97.00%
Troubled Debt Restructurings [Member]
Increase (Decrease) in Other Loans	7,599,000
Financing Receivable, Allowance for Credit Losses, Write-downs		10,206,000
Impaired Financing Receivable, Related Allowance	2,107,000	655,000
Commercial and Industrial [Member]
Financing Receivable, Modifications, Number of Contracts		2
Percentage of Loan Portfolio	10.25%	7.55%
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications, Recorded Investment	5,984,000			4,222,000
Percentage of Loan Portfolio	31.35%	34.67%
Troubled Debt Restructurings Modified in Current Period [Member]
Impaired Financing Receivable, Related Allowance		$ 130,000
Unsecured [Member]
Percentage of Loan Portfolio	4.87%	3.98%

Note 3 - Loans and Allowance for Loan Losses (Detail) - Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 558,288	$ 598,308
Less: Allowance for loan losses	6,905	7,344
Loans, net	551,383	590,964
Residential Portfolio Segment [Member]
Loans	226,022	238,490
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member]
Loans	104,842	129,364
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member]
Loans	52,792	56,620
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	17,376	21,471
Commercial and Industrial [Member]
Loans	57,239	45,200
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans	41,168	45,702
Consumer Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans	18,332	20,507
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member]
Loans	$ 40,517	$ 40,954

Note 3 - Loans and Allowance for Loan Losses (Detail) - Allowance for Loan Losses Activity, by Portfolio Segment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Balance			$ 8,198
Provision for Loan Losses	1,583	4,896
Loans Charged Off	(5,136)	(10,422)	5,879
Recoveries	3,114	3,484	1,196
Residential Portfolio Segment [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		1,860	1,051
Residential Portfolio Segment [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	1,329	1,860
Residential Portfolio Segment [Member]
Allowance for loan losses:
Provision for Loan Losses	395	2,642
Loans Charged Off	(1,066)	(2,034)
Recoveries	140	201
Commercial Real Estate Portfolio Segment [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		3,493	3,083
Commercial Real Estate Portfolio Segment [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	3,946	3,493
Commercial Real Estate Portfolio Segment [Member]
Allowance for loan losses:
Provision for Loan Losses	2,367	932
Loans Charged Off	(1,949)	(1,913)
Recoveries	35	1,391
Commercial and Industrial [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		636	3,795
Commercial and Industrial [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	783	636
Commercial and Industrial [Member]
Allowance for loan losses:
Provision for Loan Losses	(1,381)	439
Loans Charged Off	(499)	(4,725)
Recoveries	2,027	1,127
Consumer Portfolio Segment [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		1,355	1,457
Consumer Portfolio Segment [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	847	1,355
Consumer Portfolio Segment [Member]
Allowance for loan losses:
Provision for Loan Losses	202	883
Loans Charged Off	(1,622)	(1,750)
Recoveries	912	765
Beginning Balance [Member]
Allowance for loan losses:
Balance		7,344	9,386
Ending Balance [Member]
Allowance for loan losses:
Balance	$ 6,905	$ 7,344	$ 9,386

Note 3 - Loans and Allowance for Loan Losses (Detail) - Activity in the Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses			$ 8,198
Provision for loan losses	1,583	4,896	5,871
Loans charged off	5,136	10,422	(5,879)
Recoveries	3,114	3,484	1,196
Beginning Balance [Member]
Allowance for loan losses		7,344	9,386
Ending Balance [Member]
Allowance for loan losses	$ 6,905	$ 7,344	$ 9,386

Note 3 - Loans and Allowance for Loan Losses (Detail) - Allowance for Loan Losses and the Recorded Investment of Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 2,107	$ 655
Collectively evaluated for impairment	4,798	6,689
Total ending allowance balance			8,198
Loans:
Loans individually evaluated for impairment	17,401	11,572
Loans collectively evaluated for impairment	540,887	586,736
Total ending loans balance	558,288	598,308
Residential Portfolio Segment [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	226,022	238,490
Residential Portfolio Segment [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	1,329	1,860
Residential Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	128	130
Collectively evaluated for impairment	1,201	1,730
Loans:
Loans individually evaluated for impairment	827	1,505
Loans collectively evaluated for impairment	225,195	236,985
Total ending loans balance	226,022	238,490
Commercial Real Estate Portfolio Segment [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	175,010	207,455
Commercial Real Estate Portfolio Segment [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	3,946	3,493
Commercial Real Estate Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	1,979	525
Collectively evaluated for impairment	1,967	2,968
Loans:
Loans individually evaluated for impairment	16,354	9,733
Loans collectively evaluated for impairment	158,656	197,722
Commercial and Industrial [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	57,239	45,200
Commercial and Industrial [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	783	636
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	783	636
Loans:
Loans individually evaluated for impairment		334
Loans collectively evaluated for impairment	57,239	44,866
Total ending loans balance	57,239	45,200
Consumer Portfolio Segment [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	100,017	107,163
Consumer Portfolio Segment [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	847	1,355
Consumer Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	847	1,355
Loans:
Loans individually evaluated for impairment	220
Loans collectively evaluated for impairment	99,797	107,163
Evaluated for Impairment [Member]
Loans:
Total ending loans balance	558,288	598,308
Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	$ 6,905	$ 7,344

Note 3 - Loans and Allowance for Loan Losses (Detail) - Loans Individually Evaluated for Impairment (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
With related allowance recorded recorded investment	$ 1,979,000
With related allowance recorded allowance for loan losses allocated	1,979	655
Individually Evaluated for Impairment [Member] | Residential Real Estate Loans [Member]
With no related allowance recorded unpaid principal balance	619,000	1,136,000
With no related allowance recorded recorded investment	407,000	1,085,000
With no related allowance recorded interest income recognized		36,000
With no related allowance recorded cash basis interest recognized		31,000
With no related allowance recorded average impaired loans	493,000	748,000
With related allowance recorded unpaid principal balance	420,000	2,396,000
With related allowance recorded recorded investment	420,000	2,396,000
With related allowance recorded allowance for loan losses allocated	128,000	437,000
With related allowance recorded interest income recognized	23,000	128,000
With related allowance recorded cash basis interest recognized	23,000	118,000
With related allowance recorded average impaired loans	420,000	2,414,000
Individually Evaluated for Impairment [Member] | Commercial Real Estate Owner Occupied [Member]
With no related allowance recorded unpaid principal balance	5,528,000	2,774,000
With no related allowance recorded recorded investment	5,528,000	2,531,000
With no related allowance recorded interest income recognized	338,000	207,000
With no related allowance recorded cash basis interest recognized	338,000	309,000
With no related allowance recorded average impaired loans	4,729,000	2,418,000
Individually Evaluated for Impairment [Member] | Commercial Real Estate Nonowner Occupied [Member]
With no related allowance recorded unpaid principal balance	10,085,000	4,131,000
With no related allowance recorded recorded investment	8,847,000	4,131,000
With no related allowance recorded interest income recognized	456,000	174,000
With no related allowance recorded cash basis interest recognized	456,000	57,000
With no related allowance recorded average impaired loans	4,767,000	4,339,000
With related allowance recorded unpaid principal balance	1,979,000	675,000
With related allowance recorded recorded investment	1,979,000	675,000
With related allowance recorded allowance for loan losses allocated	1,979,000	88,000
With related allowance recorded interest income recognized	38,000	35,000
With related allowance recorded cash basis interest recognized	38,000	31,000
With related allowance recorded average impaired loans	1,132,000	677,000
Individually Evaluated for Impairment [Member] | Commercial and Industrial [Member]
With no related allowance recorded unpaid principal balance	426,000	614,000
With no related allowance recorded recorded investment	0	334,000
With no related allowance recorded interest income recognized		40,000
With no related allowance recorded cash basis interest recognized		40,000
With no related allowance recorded average impaired loans	0	483,000
With no related allowance recorded allowance for loan losses allocated	0
Individually Evaluated for Impairment [Member] | Home Equity Loans [Member]
With no related allowance recorded unpaid principal balance	220,000	420,000
With no related allowance recorded recorded investment	220,000	420,000
With no related allowance recorded interest income recognized	9,000	27,000
With no related allowance recorded cash basis interest recognized	9,000	22,000
With no related allowance recorded average impaired loans	176,000	84,000
With no related allowance recorded allowance for loan losses allocated		130,000
Individually Evaluated for Impairment [Member]
With related allowance recorded unpaid principal balance	19,277,000	12,146,000
With related allowance recorded recorded investment	17,401,000	11,572,000
With related allowance recorded allowance for loan losses allocated	2,107,000	655,000
With related allowance recorded interest income recognized	864,000	647,000
With related allowance recorded cash basis interest recognized	864,000	608,000
With related allowance recorded average impaired loans	$ 11,717,000	$ 11,163,000

Note 3 - Loans and Allowance for Loan Losses (Detail) - Imformation Regarding Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Average of individually impaired loans during year	$ 24,589
Interest income recognized during impairment	1,158
Cash basis interest income recognized	$ 1,083

Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans past due 90 days and still accruing	$ 359	$ 459
Nonaccrual	3,626	2,678
Residential Real Estate Loans [Member]
Loans past due 90 days and still accruing	341	439
Nonaccrual	2,533	2,536
Commercial Real Estate Owner Occupied [Member]
Loans past due 90 days and still accruing	0	0
Nonaccrual	675	125
Commercial Real Estate Nonowner Occupied [Member]
Loans past due 90 days and still accruing	0
Nonaccrual	352
Automobile Loans [Member]
Loans past due 90 days and still accruing	11	13
Nonaccrual	4	12
Home Equity Loans [Member]
Loans past due 90 days and still accruing	0
Nonaccrual	62	5
Other Consumer Loans [Member]
Loans past due 90 days and still accruing	7	7
Nonaccrual	$ 0

Note 3 - Loans and Allowance for Loan Losses (Detail) - Aging of the Recorded Investment of Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 8,563	$ 5,733
60-89 Days Past Due	1,481	1,738
90 or More Days Past Due	3,906	3,125
Total Past Due	13,950	10,596
Loans Not Past Due	544,338	587,712
Total	558,288	598,308
Residential Real Estate Loans [Member]
30-59 Days Past Due	5,525	3,731
60-89 Days Past Due	1,033	1,144
90 or More Days Past Due	2,797	2,975
Total Past Due	9,355	7,850
Loans Not Past Due	216,667	230,640
Total	226,022	238,490
Commercial Real Estate Owner Occupied [Member]
30-59 Days Past Due	753	182
60-89 Days Past Due	111
90 or More Days Past Due	675	125
Total Past Due	1,539	307
Loans Not Past Due	103,303	129,057
Total	104,842	129,364
Commercial Real Estate Nonowner Occupied [Member]
60-89 Days Past Due		232
90 or More Days Past Due	352
Total Past Due	352	232
Loans Not Past Due	52,440	56,388
Total	52,792	56,620
Construction [Member]
30-59 Days Past Due		204
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due		204
Loans Not Past Due	17,376	21,267
Total	17,376	21,471
Commercial and Industrial [Member]
30-59 Days Past Due	202	171
60-89 Days Past Due		14
90 or More Days Past Due	0	0
Total Past Due	202	185
Loans Not Past Due	57,037	45,015
Total	57,239	45,200
Automobile Loans [Member]
30-59 Days Past Due	905	864
60-89 Days Past Due	138	110
90 or More Days Past Due	13	13
Total Past Due	1,056	987
Loans Not Past Due	40,112	44,715
Total	41,168	45,702
Home Equity Loans [Member]
30-59 Days Past Due	112	75
60-89 Days Past Due	37	76
90 or More Days Past Due	62	5
Total Past Due	211	156
Loans Not Past Due	18,121	20,351
Total	18,332	20,507
Other Consumer Loans [Member]
30-59 Days Past Due	1,066	506
60-89 Days Past Due	162	162
90 or More Days Past Due	7	7
Total Past Due	1,235	675
Loans Not Past Due	39,282	40,279
Total	$ 40,517	$ 40,954

Note 3 - Loans and Allowance for Loan Losses (Detail) - TDR Loan Modifications (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential real estate
Troubled Debt Restructuring	$ 16,954	$ 9,355
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring		680
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	9,856	6,296
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Construction [Member]
Residential real estate
Troubled Debt Restructuring		674
Performing to Modified Terms [Member] | Interest Only Payments [Member] | Commercial and Industrial [Member]
Residential real estate
Troubled Debt Restructuring		334
Performing to Modified Terms [Member] | Rate Reduction [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	420	420
Performing to Modified Terms [Member] | Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	440	449
Performing to Modified Terms [Member] | Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	191	219
Performing to Modified Terms [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	4,222
Performing to Modified Terms [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	670
Performing to Modified Terms [Member]
Residential real estate
Troubled Debt Restructuring	15,799	9,072
Nonperforming to Modified Terms (Member) | Interest Only Payments [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	180	283
Nonperforming to Modified Terms (Member) | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	675
Nonperforming to Modified Terms (Member) | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	300
Nonperforming to Modified Terms (Member)
Residential real estate
Troubled Debt Restructuring	1,155	283
Interest Only Payments [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	180	283
Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	675	680
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	10,156	6,296
Interest Only Payments [Member] | Construction [Member]
Residential real estate
Troubled Debt Restructuring		674
Interest Only Payments [Member] | Commercial and Industrial [Member]
Residential real estate
Troubled Debt Restructuring		334
Rate Reduction [Member] | Residential Real Estate Loans [Member]
Residential real estate
Troubled Debt Restructuring	420	420
Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	440	449
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	191	219
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	4,222
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Residential real estate
Troubled Debt Restructuring	$ 670

Note 3 - Loans and Allowance for Loan Losses (Detail) - TDR's Pre-Modification and Post-Modification (Performing to Modified Terms [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Owner-occupied
Pre-Modification of Recorded Investment	$ 10,936	$ 1,585
Post-Modification of Recorded Investment	10,877	1,487
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment	4,266
Post-Modification of Recorded Investment	4,222
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment	686
Post-Modification of Recorded Investment	671
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment	5,984	400
Post-Modification of Recorded Investment	5,984	400
Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment		959
Post-Modification of Recorded Investment		868
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment		226
Post-Modification of Recorded Investment		$ 219

Note 3 - Loans and Allowance for Loan Losses (Detail) - Risk category of commercial loans by class of loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial real estate:
Commercial Loans	$ 232,249	$ 252,655
Pass [Member] | Owner Occupied [Member]
Commercial real estate:
Commercial Loans	87,614	103,743
Pass [Member] | Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	39,627	30,375
Pass [Member] | Construction [Member]
Commercial real estate:
Commercial Loans	16,276	19,519
Pass [Member] | Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	47,226	36,633
Pass [Member]
Commercial real estate:
Commercial Loans	190,743	190,270
Criticized [Member] | Owner Occupied [Member]
Commercial real estate:
Commercial Loans	14,057	15,030
Criticized [Member] | Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	2,171	12,815
Criticized [Member] | Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	4,793	3,250
Criticized [Member]
Commercial real estate:
Commercial Loans	21,021	31,095
Classified [Member] | Owner Occupied [Member]
Commercial real estate:
Commercial Loans	3,171	10,591
Classified [Member] | Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	10,994	13,430
Classified [Member] | Construction [Member]
Commercial real estate:
Commercial Loans	1,100	1,952
Classified [Member] | Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	5,220	5,317
Classified [Member]
Commercial real estate:
Commercial Loans	20,485	31,290
Owner Occupied [Member]
Commercial real estate:
Commercial Loans	104,842	129,364
Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	52,792	56,620
Construction [Member]
Commercial real estate:
Commercial Loans	17,376	21,471
Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	$ 57,239	$ 45,200

Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment of Residential and Consumer Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Automobile Loans [Member] | Performing Loans [Member]
Consumer Loans	$ 41,153	$ 45,677
Automobile Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	15	25
Automobile Loans [Member]
Consumer Loans	41,168	45,702
Home Equity Loans [Member] | Performing Loans [Member]
Consumer Loans	18,270	20,502
Home Equity Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	62	5
Home Equity Loans [Member]
Consumer Loans	18,332	20,507
Other Consumer Loans [Member] | Performing Loans [Member]
Consumer Loans	40,510	40,947
Other Consumer Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	7	7
Other Consumer Loans [Member]
Consumer Loans	40,517	40,954
Residential Real Estate Loans [Member] | Performing Loans [Member]
Consumer Loans	223,148	235,515
Residential Real Estate Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	2,874	2,975
Residential Real Estate Loans [Member]
Consumer Loans	226,022	238,490
Consumer Loans [Member] | Performing Loans [Member]
Consumer Loans	323,081	342,641
Consumer Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	2,958	3,012
Consumer Loans [Member]
Consumer Loans	$ 326,039	$ 345,653

Note 4 - Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases, Rent Expense, Net	$ 492	$ 490	$ 492

Note 4 - Premises and Equipment (Detail) - Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land	$ 1,802	$ 1,890
Buildings	10,235	10,334
Leasehold improvements	2,872	2,855
Furniture and equipment	14,281	13,961
	29,190	29,040
Less accumulated depreciation	20,510	19,824
Total premises and equipment	$ 8,680	$ 9,216

Note 4 - Premises and Equipment (Detail) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 452
2014	319
2015	187
2016	160
2017	122
$ 1,240

Note 5 - Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest-bearing Domestic Deposit, Brokered	$ 31,271	$ 23,839

Note 5 - Deposits (Detail) - Interest-Bearing Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
NOW accounts	$ 106,581	$ 101,907
Savings and Money Market	197,062	200,072
Time:
In denominations under $100,000	110,002	126,705
In denominations of $100,000 or more	101,893	121,059
Total time deposits	211,895	247,764
Total interest-bearing deposits	$ 515,538	$ 549,743

Note 5 - Deposits (Detail) - Time Deposits by Remaining Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 119,568
2014	66,277
2015	15,767
2016	5,502
2017	3,983
Thereafter	798
Total	$ 211,895	$ 247,764

Note 6 - Interest Rate Swaps (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Determination of Fair Value	$223	$2
Commercial Loans - Interest Rate Swap (Member)
Derivatives, Determination of Fair Value	$13,276	$1,021

Note 7 - Other Borrowed Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 10,759
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	1.79%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	3.42%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.31%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	186,286
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	161,237
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.15%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	5.00%
Debt, Weighted Average Interest Rate	2.45%
Letters of Credit Outstanding, Amount	5,959	5,486
Residential Mortgage [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	251,487
Commercial Loan [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	96,434
FHLB Stock [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	6,281
FHLB Line of Credit [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	95,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	95,000
Letters of Credit Outstanding, Amount	$ 14,200	$ 27,000

Note 7 - Other Borrowed Funds (Detail) - Other Borrowed Funds (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other borrowed funds	$ 14,285	$ 20,296
Federal Home Loan Bank Advances [Member]
Other borrowed funds	10,759	16,548
Promissory Notes [Member]
Other borrowed funds	3,526	3,748
Federal Reserve Bank Notes [Member]
Other borrowed funds	$ 14,285	$ 20,296

Note 7 - Other Borrowed Funds (Detail) - Scheduled Principal Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
	$ 14,285	$ 20,296
Federal Home Loan Bank Advances [Member]
2013	1,329
2014	1,156
2015	1,058
2016	974
2017	901
Thereafter	5,341
	10,759	16,548
Promissory Notes [Member]
2013	1,909
2014	1,617
	3,526	3,748
Federal Reserve Bank Notes [Member]
2013	3,238
2014	2,773
2015	1,058
2016	974
2017	901
Thereafter	5,341
	$ 14,285	$ 20,296

Note 8 - Subordinated Debentures and Trust Preferred Securities (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 07, 2013	Mar. 22, 2007	Sep. 07, 2000
Proceeds from Issuance of Trust Preferred Securities (in Dollars)		$ 8,500	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage		6.58%	10.60%
Callable Premium at Issuance			105.30%
Annual Decrease in Callable Premium			53.00%
Redemption of Subordinated Debentures, Percent of total amount	104.24%
Debt Instrument, Basis Spread on Variable Rate		1.68%

Note 9 - Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations	34.00%	34.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			34.00%
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit (in Dollars)	$ 1.2

Note 9 - Income Taxes (Detail) - Provision for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense	$ 2,968	$ 1,723	$ 1,973
Deferred tax (benefit) expense	(206)	340	(462)
Total income taxes	$ 2,762	$ 2,063	$ 1,511

Note 9 - Income Taxes (Detail) - Deferred Tax Assets Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Items giving rise to deferred tax assets:
Allowance for loan losses	$ 2,394	$ 2,551
Deferred compensation	1,709	1,558
Deferred loan fees/costs	322	376
Other real estate owned	554	440
Other	199	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(156)	(149)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(828)	(495)
Depreciation	(146)	(250)
Prepaid expenses	(73)	(140)
Intangibles	(363)	(330)
Other		(1)
Net deferred tax asset	$ 2,531	$ 2,658

Note 9 - Income Taxes (Detail) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory tax	$ 3,337	$ 2,685	$ 2,246
Effect of state income tax	53	56	46
Tax credits	(250)	(245)	(224)
Other items	24	19	(62)
Total income taxes	2,762	2,063	1,511
Nondeductible interest expense	12	16	20
Nontaxable Interest Income [Member]
Nontaxable income	(314)	(299)	(279)
Bank Owned Insurance Income [Member]
Nontaxable income	$ (100)	$ (169)	$ (236)

Note 10 - Commitments and Contingent Liabilities (Detail)	Mar. 22, 2007	Sep. 07, 2000	Dec. 31, 2011 Minimum [Member] Fixed Rate Commitments [Member]	Dec. 31, 2011 Maximum [Member] Fixed Rate Commitments [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.58%	10.60%	3.38%	6.50%

Note 10 - Commitments and Contingent Liabilities (Detail) - Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Standby letters of credit	$ 5,959	$ 5,486
Fixed Rate Commitments [Member]
Commitments	678	1,456
Variable Rate Commitments [Member]
Commitments	$ 50,488	$ 54,860

Note 11 - Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Principal Officers, Directors, and Their Affiliates [Member]	Dec. 31, 2010 Principal Officers, Directors, and Their Affiliates [Member]
Minimum Related Party Loan		$ 120
Deposits	$ 655,064	$ 687,886	$ 15,807	$ 17,616

Note 11 - Related Party Transactions (Detail) - Related Party Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Total loans at January 1, 2012	$ 5,088
Total loans at December 31, 2012	5,718
New loans	1,427
Repayments	$ (797)

Note 12 - Employee Benefits (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Defined Contribution Plan, Cost Recognized	$ 218	$ 210	$ 222
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)	255,381	280,028
Cash Surrender Value of Life Insurance	23,134
Other Assets	6,076			6,705
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		4,919
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	4,480
Defined Benefit Plan, Benefit Obligation	1,580	2,041
Supplemental Retirement Plans [Member]
Defined Contribution Plan, Cost Recognized	318	317	536
Annuity Assets [Member]
Other Assets	$ 1,922

Note 12 - Employee Benefits (Detail) - Employee Stock Ownership Plan (ESOP) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares issued (in Shares)	32,765	26,500	16,047
Fair value of stock contributed	$ 617	$ 496	$ 315
Cash contributed	82	65	105
Total expense	699	562	420
Employee Stock Ownership Plan (Member)
Fair value of stock contributed	$ 617	$ 497	$ 315

Note 13 - Fair Value of Financial Instruments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 1,979,000
Impaired Financing Receivable, Related Allowance	1,979	655
Impaired Financing Receivable, Unpaid Principal Balance		3,491,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,479,000
Allowance for Loan and Lease Losses, Adjustments, Net		218,000
Other Real Estate	2,617	2,948,000
Other Real Estate, Gross	4,214
Real Estate Owned, Valuation Allowance	1,597
Real Estate, Write-down or Reserve, Amount	331	1,266,000
Real Estate, Gross		4,214,000
Real Estate Owned, Valuation Allowance, Amounts Applied		$ 1,266,000

Note 13 - Fair Value of Financial Instruments (Detail) - Assets and Liabilities Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
US Government-sponsored Enterprises Debt Securities [Member]
Assets Measured on Recurring Basis	$ 1,012	$ 2,559
Agency Mortgage-Backed Securitites, Residential (Member)
Assets Measured on Recurring Basis	93,953	77,598
US Treasury Securities [Member]
Assets Measured on Recurring Basis		$ 5,513

Note 13 - Fair Value of Financial Instruments (Detail) - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Construction Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis	$ 1,562	$ 1,814
Construction Other Real Estate Owned [Member]
Assets and Liabilities Measured on a Nonrecurring Basis	1,562
Commercial and Industrial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis	1,055	1,134
Owner Occupied [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis		290
Nonowner Occupied [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis		1,959
Construction [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis		$ 587

Note 13 - Fair Value of Financial Instruments (Detail) - Quantitative information about Level 3 fair value measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Construction Other Real Estate Owned [Member]
Commercial real estate:
Range	15.00%
Minimum [Member] | Commercial Other Real Estate Owned [Member]
Commercial real estate:
Range	15.00%
Construction Other Real Estate Owned [Member]
Commercial real estate:
Fair Value (in Dollars)	1,562
Valuation Technique(s)	Sales approach
Unobservable Input(s)	Adjustment to comparables
Range	15.00%
Commercial Other Real Estate Owned [Member]
Commercial real estate:
Fair Value (in Dollars)	1,055
Valuation Technique(s)	Sales approach
Unobservable Input(s)	Adjustment to comparables
Range	15.00%

Note 13 - Fair Value of Financial Instruments (Detail) - Fair Value Measurements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 45,651	$ 51,630	$ 59,751	$ 15,670
Cash and cash equivalents	45,651	51,630
Securities available for sale	94,965	85,670
Securities available for sale	94,965	85,670
Securities held to maturity	23,511	22,848
Securities held to maturity	24,624	22,847
Federal Home Loan Bank stock	6,281	6,281
Loans, net	551,383
Loans, net	564,059	599,782
Accrued interest receivable	2,057	2,872
Accrued interest receivable	2,057	2,872
Deposits	655,064	687,886
Deposits	657,206	690,607
Other borrowed funds	14,285
Other borrowed funds	14,536	20,565
Subordinated debentures	13,500	13,500
Subordinated debentures	10,146	11,085
Accrued interest payable	1,377	1,894
Accrued interest payable	1,377	1,894
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	45,651
Deposits	139,526
Accrued interest payable	2
Fair Value, Inputs, Level 2 [Member]
Securities available for sale	94,965
Securities held to maturity	11,569
Accrued interest receivable	283
Accrued interest receivable	283
Deposits	517,680
Other borrowed funds	14,536
Subordinated debentures	10,146
Accrued interest payable	1,375
Fair Value, Inputs, Level 3 [Member]
Securities held to maturity	13,055
Loans, net	564,059
Accrued interest receivable	1,774
Accrued interest receivable	$ 1,774

Note 13 - Fair Value of Financial Instruments (Detail) - Fair Value and Carrying Value of Financial Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Cash and cash equivalents	$ 45,651	$ 51,630	$ 59,751	$ 15,670
Cash and cash equivalents	45,651	51,630
Securities available for sale	94,965	85,670
Securities available for sale	94,965	85,670
Securities held to maturity	23,511	22,848
Securities held to maturity		22,847
Federal Home Loan Bank stock	6,281	6,281
Loans, net	551,383	590,964
Loans, net	564,059	599,782
Accrued interest receivable	2,057	2,872
Accrued interest receivable		2,872
Financial liabilities:
Deposits	655,064	687,886
Deposits	657,206	690,607
Other borrowed funds	14,285	20,296
Other borrowed funds	14,536	20,565
Subordinated debentures	13,500	13,500
Subordinated debentures	10,146	11,085
Accrued interest payable	1,377	1,894
Accrued interest payable	$ 1,377	$ 1,894

Note 14 - Regulatory Matters (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Retained Earnings Available for Dividends	$ 6,427

Note 14 - Regulatory Matters (Detail) - Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities [Member]
Total capital (to risk weighted assets)
Actual capital	$ 93,158	$ 90,288
Actual capital to risk weighted assets	17.20%	15.60%
Minimum capital required for capital adequacy purposes	43,234	46,174
Minimum capital to risk weighted assets required for capital adequacy purposes	8.00%	8.00%
Minimum capital required to be well capitalized under prompt corrective action regulations	54,043	57,718
Tier 1 capital (to risk weighted assets)
Actual Tier 1 capital	86,401	83,072
Actual Tier 1 capital to risk weighted assets	16.00%	14.40%
Minimum Tier 1 capital required for capital adequacy purposes	21,617	23,087
Minimum Tier 1 capital to risk weighted assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	32,426	34,631
Tier 1 capital (to average assets)
Actual Tier 1 capital	86,401	83,072
Actual Tier 1 capital to average assets	10.90%	10.30%
Minimum Tier 1 capital required for capital adequacy purposes	31,571	32,414
Minimum Tier 1 capital to average assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	39,464	40,517
Bank [Member]
Total capital (to risk weighted assets)
Actual capital	84,267	81,991
Actual capital to risk weighted assets	15.90%	14.40%
Minimum capital required for capital adequacy purposes	42,506	45,544
Minimum capital to risk weighted assets required for capital adequacy purposes	8.00%	8.00%
Minimum capital required to be well capitalized under prompt corrective action regulations	53,132	56,930
Minimum capital to risk weighted assets required to be well capitalized under prompt corrective action regulations	10.00%	10.00%
Tier 1 capital (to risk weighted assets)
Actual Tier 1 capital	77,690	74,975
Actual Tier 1 capital to risk weighted assets	14.60%	13.20%
Minimum Tier 1 capital required for capital adequacy purposes	21,253	22,772
Minimum Tier 1 capital to risk weighted assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	31,879	34,158
Minimum Tier 1 capital to risk weighted assets required to be well capitalized under prompt corrective action regulations	6.00%	6.00%
Tier 1 capital (to average assets)
Actual Tier 1 capital	77,690	74,975
Actual Tier 1 capital to average assets	10.00%	9.40%
Minimum Tier 1 capital required for capital adequacy purposes	31,010	31,969
Minimum Tier 1 capital to average assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	$ 38,763	$ 39,962
Minimum Tier 1 capital to average assets required to be well capitalized under prompt corrective action regulations	5.00%	5.00%

Note 15 - Parent Company Only Condensed Financial Information (Detail) - Condensed Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 45,651	$ 51,630	$ 59,751	$ 15,670
Other assets	6,705	6,076
Total assets	769,223	804,177	851,514
Liabilities
Subordinated debentures	13,500	13,500
Other liabilities	14,285
Total liabilities	693,403	732,334
Shareholders’ Equity
Total shareholders’ equity	75,820	71,843	68,128	66,521
Total liabilities and shareholders’ equity	769,223	804,177
Parent Company [Member]
Cash and cash equivalents	1,700	1,462
Investment in subsidiaries	87,950	84,038
Notes receivable - subsidiaries	3,423	3,743
Other assets	310	406
Total assets	93,383	89,649
Liabilities
Notes payable	3,526	3,748
Subordinated debentures	13,500	13,500
Other liabilities	537	558
Total liabilities	17,563	17,806
Shareholders’ Equity
Total shareholders’ equity	75,820	71,843
Total liabilities and shareholders’ equity	$ 93,383	$ 89,649

Note 15 - Parent Company Only Condensed Financial Information (Detail) - Condensed Statements of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Interest on subordinated debentures	$ 789	$ 1,089	$ 1,089
Income tax benefit	2,762	2,063	1,511
Net Income	7,052	5,835	5,096
Parent Company [Member]
Interest on notes	114	134	158
Other operating income	84	65	68
Dividends from subsidiaries	4,500	3,500	4,500
Expenses:
Interest on notes	114	134	159
Interest on subordinated debentures	789	1,089	1,089
Operating expenses	364	287	538
Income before income taxes and equity in undistributed earnings of subsidiaries	3,431	2,189	2,940
Income tax benefit	355	439	522
Equity in undistributed earnings of subsidiaries	3,266	3,207	1,634
Net Income	$ 7,052	$ 5,835	$ 5,096

Note 15 - Parent Company Only Condensed Financial Information (Detail) - Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 7,052	$ 5,835	$ 5,096
Adjustments to reconcile net income to net cash provided by operating activities:
Common stock issued to ESOP	(617)	(496)	(315)
Change in other assets	(756)	857	866
Net cash provided by operating activities	10,831	16,182	12,329
Cash flows from investing activities:
Net cash provided by investing activities	26,361	31,506	(3,538)
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment	55
Cash dividends paid	(4,393)	(3,360)	(3,347)
Net cash used in financing activities	(43,171)	(55,809)	35,290
Cash and cash equivalents:
Change in cash and cash equivalents	(5,979)	(8,121)	44,081
Cash and cash equivalents	45,651	51,630	59,751
Parent Company [Member] | Beginning Balance [Member]
Cash and cash equivalents:
Cash and cash equivalents	1,462	1,687	1,215
Parent Company [Member] | Ending Balance [Member]
Cash and cash equivalents:
Cash and cash equivalents	1,700	1,462	1,687
Parent Company [Member]
Net Income	7,052	5,835	5,096
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,266)	(3,207)	(1,634)
Common stock issued to ESOP	617	496	315
Change in other assets	96	(92)	(12)
Change in other liabilities	(21)	105	64
Net cash provided by operating activities	4,478	3,137	3,829
Cash flows from investing activities:
Change in notes receivable	320	85	402
Net cash provided by investing activities	320	85	402
Cash flows from financing activities:
Change in notes payable	(222)	(87)	(412)
Proceeds from common stock through dividend reinvestment	55
Cash dividends paid	(4,393)	(3,360)	(3,347)
Net cash used in financing activities	(4,560)	(3,447)	(3,759)
Cash and cash equivalents:
Change in cash and cash equivalents	238	(225)	472
Cash and cash equivalents	$ 1,700	$ 1,462

Note 16 - Segment Information (Detail) (Banking [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Banking [Member]
Percentage of Revenue	91.80%	92.90%	91.20%

Note 16 - Segment Information (Detail) - Segment Reporting (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net interest income	$ 32,655	$ 33,871	$ 32,967
Provision expense	1,583	4,896	5,871
Noninterest income	8,483	7,222	6,154
Noninterest expense	29,741	28,299	26,643
Tax expense	2,762	2,063	1,511
Net income	7,052	5,835	5,096
Assets	769,223	804,177	851,514
Banking [Member]
Net interest income	29,445	30,792	30,074
Provision expense	1,527	4,809	5,717
Noninterest income	7,734	6,327	5,578
Noninterest expense	27,384	26,130	24,756
Tax expense	2,240	1,483	1,029
Net income	6,028	4,697	4,149
Assets	754,490	789,744	837,359
Consumer Finance [Member]
Net interest income	3,210	3,079	2,893
Provision expense	56	87	154
Noninterest income	749	895	576
Noninterest expense	2,357	2,169	1,887
Tax expense	522	580	482
Net income	1,024	1,138	947
Assets	$ 14,733	$ 14,433	$ 14,155

Note 17 - Consolidated Quarterly Financial Information (unaudited) (Detail) (USD $)	3 Months Ended
Dec. 31, 2012
Proceeds from Recoveries of Loans Previously Charged off	$ 1,250

Note 17 - Consolidated Quarterly Financial Information (unaudited) (Detail) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total interest income	$ 39,001		$ 44,040		$ 46,514
Total interest expense	6,346		10,169		13,547
Net interest income	32,655		33,871		32,967
Provision for loan losses	1,583		4,896		5,871
Noninterest income	8,483		7,222		6,154
Noninterest expense	29,741		28,299		26,643
Earnings per share (in Dollars per share)	$ 1.75		$ 1.46		$ 1.28
First Quarter [Member]
Total interest income	10,665		12,025		12,228
Total interest expense	1,753		2,822		3,619
Net interest income	8,912		9,203		8,609
Provision for loan losses	1,316	[1]	2,944	[2]	921
Noninterest income	3,479		3,659		1,865
Noninterest expense	7,332		7,098		6,881
Net income	2,622		2,033		1,906
Earnings per share (in Dollars per share)	$ 0.65		$ 0.51		$ 0.48
Second Quarter [Member]
Total interest income	9,657		10,817		11,599
Total interest expense	1,604		2,663		3,421
Net interest income	8,053		8,154		8,178
Provision for loan losses	524	[1]	759	[2]	721
Noninterest income	1,974		1,687		1,524
Noninterest expense	7,162		6,981		6,976
Net income	1,719		1,555		1,471
Earnings per share (in Dollars per share)	$ 0.43		$ 0.39		$ 0.37
Third Quarter [Member]
Total interest income	9,405		10,693		11,438
Total interest expense	1,538		2,509		3,328
Net interest income	7,867		8,184		8,110
Provision for loan losses	1,183	[1]	1,152	[2]	2,225
Noninterest income	1,674		1,058		1,382
Noninterest expense	6,957		7,001		6,863
Net income	1,107		886		421
Earnings per share (in Dollars per share)	$ 0.27		$ 0.22		$ 0.1
Fourth Quarter [Member]
Total interest income	9,274		10,505		11,249
Total interest expense	1,451		2,175		3,179
Net interest income	7,823		8,330		8,070
Provision for loan losses	(1,440)	[1]	41	[2]	2,004
Noninterest income	1,356		818		1,383
Noninterest expense	8,290		7,219		5,923
Net income	$ 1,604		$ 1,361		$ 1,298
Earnings per share (in Dollars per share)	$ 0.4		$ 0.34		$ 0.33

[1]	During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management's evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment. The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.
[2]	During the third and fourth quarters of 2010, the Bank experienced an increase in its provision expense as a result of continued credit quality issues with three commercial relationships that resulted in additional impairment charges and partial charge-offs.